Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Entity Registrant Name	Arno Therapeutics, Inc
Entity Central Index Key	0001195116
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012

Condensed Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 593,632	$ 6,678,344	$ 13,528,444
Prepaid expenses and other current assets	331,393	296,948	247,500
Total current assets	925,025	6,975,292	13,775,944
Property and equipment, net	28,261	38,673	30,013
Restricted cash			44,018
Security deposit	10,455	10,455
Total assets	963,741	7,024,420	13,849,975
Current liabilities
Accounts payable	2,179,437	683,161	554,362
Accrued expenses and other current liabilities	1,077,836	1,188,041	1,354,967
Due to related party	24,658	84,756	69,298
Deferred rent	13,602	7,351	14,748
Total current liabilities	3,295,533	1,963,309	1,993,375
Warrant liability	1,599,493	3,705,472	3,420,780
Total liabilities	4,895,026	5,668,781	5,414,155
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding			1,527
Common stock, $0.0001 par value, 80,000,000 shares authorized, 36,334,942 and 36,304,942 shares issued and outstanding	3,608	3,605	2,041
Additional paid-in capital	37,436,685	36,865,034	36,036,139
Deficit accumulated during the development stage	(41,371,578)	(35,513,000)	(27,603,887)
Total stockholders' (deficit) equity	(3,931,285)	1,355,639	8,435,820
Total liabilities and stockholders' (deficit) equity	$ 963,741	$ 7,024,420	$ 13,849,975

Condensed Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, issued			15,274,000
Preferred stock, outstanding			15,274,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	36,334,942	36,304,942	20,412,024
Common stock, shares outstanding	36,334,942	36,304,942	20,412,024

Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Operating expenses:
Research and development	$ 2,067,857	$ 1,422,662	$ 6,286,542	$ 3,999,469	$ 5,690,836	$ 4,139,554	$ 28,308,078	$ 34,594,620
General and administrative	531,431	526,732	1,685,613	1,417,381	1,956,115	886,591	7,043,941	8,729,554
Total operating expenses	2,599,288	1,949,394	7,972,155	5,416,850	7,646,951	5,026,145	35,352,019	43,324,174
Loss from operations	(2,599,288)	(1,949,394)	(7,972,155)	(5,416,850)	(7,646,951)	(5,026,145)	(35,352,019)	(43,324,174)
Other income (expense):
Interest income	658	6,680	5,898	24,104	28,771	19,339	406,271	412,169
Interest expense							(1,260,099)	(1,260,099)
Other (expense) income	(416,010)	184,717	2,107,679	(417,402)	(290,933)	983,780	692,847	2,800,526
Total other income (expense)	(415,352)	191,397	2,113,577	(393,298)	(262,162)	1,003,119	(160,981)	1,952,596
Net loss	(3,014,640)	(1,757,997)	(5,858,578)	(5,810,148)	(7,909,113)	(4,023,026)	(35,513,000)	(41,371,578)
Preferred stock dividends				81,651	81,651	237,423
Net loss available to common stockholders	$ (3,014,640)	$ (1,757,997)	$ (5,858,578)	$ (5,891,799)	$ (7,990,764)	$ (4,260,449)
Net loss per share - basic and diluted	$ (0.08)	$ (0.05)	$ (0.16)	$ (0.17)	$ (0.23)	$ (0.21)
Weighted-average shares outstanding -basic and diluted	36,334,942	36,255,098	36,315,453	33,923,120	34,514,594	20,412,024

Condensed Statement of Stockholders' (Deficit) Equity (USD $)	3 Months Ended	9 Months Ended	12 Months Ended					17 Months Ended	77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Note discount arising from note conversion						$ 475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,648
Warrants issues to placement agents in connection with private placement and for services				464,720		480,400
Stock based compensation for services		543,154	707,284	249,286	647,448	1,131,218	88,300	9,700		543,154
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,509,510
Grant of restricted shares			115,168
Stock option exercise (in shares)			(49,844)
Stock option exercise			6,480		2,600
Net loss	(3,014,640)	(5,858,578)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(35,513,000)	(41,371,578)
Ending Balance	(3,931,285)	(3,931,285)	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	(356,193)	1,355,639	(3,931,285)
Founders
Issuance of common shares								5,000
Private Placement
Issuance of common shares						17,690,037
Notes Payable
Stock issued in conversion of convertible securities						4,278,518
Placement Agents
Issuance of common shares		28,500								28,500
PREFERRED STOCK
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)				15,274,000
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				1,527
Ending Balance (in shares)				15,274,000
Ending Balance				1,527
PREFERRED STOCK | PREFERRED STOCK
Stock issued in conversion of convertible securities (in shares)			(15,274,000)
Stock issued in conversion of convertible securities			(1,527)
COMMON STOCK
Reverse merger transaction -previously issued Laurier common stock (in shares)						1,100,200
Reverse merger transaction -previously issued Laurier common stock						110
Issuance of stock dividend in connection with conversion of preferred stock (in shares)			319,074
Issuance of stock dividend in connection with conversion of preferred stock			32
Grant of restricted shares (in shares)			250,000
Stock option exercise (in shares)			49,844		20,000
Stock option exercise			5		2
Ending Balance (in shares)	36,334,942	36,334,942	36,304,942	20,412,024	20,412,024	20,392,024	9,968,797	9,968,797	36,304,942	36,334,942
Ending Balance	3,608	3,608	3,605	2,041	2,041	2,039	997	997	3,605	3,608
COMMON STOCK | Founders
Issuance of common shares (in shares)								9,968,797
Issuance of common shares								997
COMMON STOCK | Private Placement
Issuance of common shares (in shares)						7,360,689
Issuance of common shares						736
COMMON STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)						1,962,338
Stock issued in conversion of convertible securities						196
COMMON STOCK | PREFERRED STOCK
Stock issued in conversion of convertible securities (in shares)			15,274,000
Stock issued in conversion of convertible securities			1,527
COMMON STOCK | Placement Agents
Issuance of common shares (in shares)		30,000								30,000
Issuance of common shares		3								3
ADDITIONAL PAID-IN CAPITAL
Note discount arising from note conversion						475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,538
Warrants issues to placement agents in connection with private placement and for services				464,720		480,400
Stock based compensation for services		543,154	707,284	249,286	647,448	1,131,218	88,300	9,700		543,154
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,507,983
Issuance of stock dividend in connection with conversion of preferred stock			(32)
Grant of restricted shares			115,168
Stock option exercise			6,475		2,598
Ending Balance	37,436,685	37,436,685	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	36,865,034	37,436,685
ADDITIONAL PAID-IN CAPITAL | Founders
Issuance of common shares								4,003
ADDITIONAL PAID-IN CAPITAL | Private Placement
Issuance of common shares						17,689,301
ADDITIONAL PAID-IN CAPITAL | Notes Payable
Stock issued in conversion of convertible securities						4,278,322
ADDITIONAL PAID-IN CAPITAL | Placement Agents
Issuance of common shares		28,497								28,497
DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Net loss		(5,858,578)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)		(5,858,578)
Ending Balance	$ (41,371,578)	$ (41,371,578)	$ (35,513,000)	$ (27,603,887)	$ (23,580,861)	$ (16,644,156)	$ (3,730,590)	$ (370,893)	$ (35,513,000)	$ (41,371,578)

Condensed Statement of Stockholders' (Deficit) Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2010 PREFERRED STOCK
Stock issuance costs	$ 141,646	$ 1,299,770

Condensed Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (5,858,578)	$ (5,810,148)	$ (7,909,113)	$ (4,023,026)	$ (35,513,000)	$ (41,371,578)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	10,412	8,335	11,677	11,554	101,144	111,556
Stock-based compensation	543,154	433,830	822,452	249,286	2,948,404	3,491,558
Warrant liability	(2,105,979)	411,161	284,692	80,359	365,051	(1,740,928)
Write-off of intangible assets					85,125	85,125
Warrants issued for services					480,400	480,400
Warrants issued in connection with note conversion					348,000	348,000
Note discount arising from beneficial conversion feature					475,391	475,391
Deferred rent	6,251	(10,167)	(7,397)	(1,322)	7,351	13,602
Loss on disposal of assets			2,677		5,357	5,357
Noncash interest expense					311,518	311,518
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(5,945)	145,705	(49,448)	(136,911)	(296,948)	(302,893)
Restricted cash			44,018
Security deposit		(10,455)	(10,455)		(10,455)	(10,455)
Accounts payable	1,496,276	101,874	128,799	(448,668)	683,161	2,179,437
Accrued expenses	(110,205)	(336,462)	(166,926)	798,763	1,188,041	1,077,836
Due to related party	(60,098)	71,880	15,458	(63,120)	84,756	24,658
Net cash used in operating activities	(6,084,712)	(4,994,447)	(6,833,566)	(3,533,085)	(28,736,704)	(34,821,416)
Cash flows from investing activities
Purchase of property and equipment		(9,185)	(23,014)		(100,174)	(100,174)
Cash paid for intangible assets					(85,125)	(85,125)
Proceeds from related party advance					525,000	525,000
Repayment of related party advance					(525,000)	(525,000)
Net cash used in investing activities		(9,185)	(23,014)		(185,299)	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders					5,000	5,000
Proceeds from issuance of preferred stock in private placement, net				13,974,230	13,974,230	13,974,230
Proceeds from issuance of common stock in private placement, net					17,690,037	17,690,037
Deferred financing fees paid					(45,000)	(45,000)
Proceeds from issuance of notes payable					1,000,000	1,000,000
Repayment of notes payable					(1,000,000)	(1,000,000)
Proceeds from issuance of convertible notes payable					3,967,000	3,967,000
Proceeds from exercise of stock options			6,480		9,080	9,080
Net cash provided by financing activities			6,480	13,974,230	35,600,347	35,600,347
Net (decrease) increase in cash and cash equivalents	(6,084,712)	(5,003,632)	(6,850,100)	10,441,145	6,678,344	593,632
Cash and cash equivalents at beginning of period	6,678,344	13,528,444	13,528,444	3,087,299
Cash and cash equivalents at end of period	593,632	8,524,812	6,678,344	13,528,444	6,678,344	593,632
Supplemental schedule of cash flows information:
Cash paid for interest					80,000	80,000
Supplemental schedule of non-cash investing and financing activities:
Conversion of notes payable and interest to common stock					4,278,518	4,278,518
Common shares of Laurier issued in reverse merger transaction					110	110
Issuance of warrants in connection with private placement of convertible preferred units				3,340,421	3,340,421	3,340,421
Issuance of common stock pursuant to placement agent agreement	28,500					28,500
Preferred stock dividends settled in common stock		$ 319,074	$ 319,074		$ 319,074	$ 319,074

DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Description of Business

1. DESCRIPTION OF BUSINESS

Arno Therapeutics, Inc. (“Arno” or the “Company”) develops innovative drug candidates for the treatment of patients with cancer. The following is a summary of the Company’s product development pipeline:

·	Onapristone–Onapristone is an anti-progestin hormone blocker that has been shown to have considerable anti-tumor activity in patients with breast cancer. In prior clinical studies, onapristone has demonstrated a 56% objective response rate as a first line “hormone” treatment of breast cancer. In connection with the development of onapristone, the Company intends to develop a companion diagnostic product to selectively identify patients who express the activated form of the progesterone receptor and would potentially be more likely to benefit from treatment with onapristone. The Company is conducting pre-clinical toxicology studies and manufacturing activities in 2012 and plans to file an investigational new drug application (“IND”) or foreign equivalent in 2013.

·	AR-42– AR-42 is an orally available, broad spectrum inhibitor of both histone and non-histone deacetylation proteins, or Pan-DAC, which play an important role in the regulation of gene expression, cell growth and survival. AR-42 is currently being studied in an investigator-initiated Phase I/II clinical study in adult subjects with relapsed or refractory multiple myeloma, chronic lymphocytic leukemia, or CLL, or lymphoma. The protocol has been amended to include a solid tumor dose escalation cohort which is currently open for patient accrual.

·	AR-12– AR-12 is an orally available, targeted anti-cancer agent that has been shown in early pre-clinical studies to inhibit phosphoinositide dependent protein kinase-1, or PDK-1, a protein in the PI3K/Akt pathway that is involved in the growth and proliferation of cells, including cancer cells. AR-12 has also been reported to cause cell death through the induction of endoplasmic reticulum stress and work is ongoing to further understand the mechanism of action. Preliminary data demonstrates that AR-12 may inhibit multiple different kinase targets. The Company is currently conducting a multi-centered Phase I clinical study of AR-12 in adult subjects with advanced or recurrent solid tumors or lymphoma.

The Company was incorporated in Delaware in March 2000, at which time its name was Laurier International, Inc. (“Laurier”). Pursuant to an Agreement and Plan of Merger dated March 6, 2008 (as amended, the “Merger Agreement”), by and among the Company, Arno Therapeutics, Inc., a Delaware corporation formed on August 1, 2005 (“Old Arno”), and Laurier Acquisition, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Laurier Acquisition”), on June 3, 2008, Laurier Acquisition merged with and into Old Arno, with Old Arno remaining as the surviving corporation and a wholly-owned subsidiary of Laurier. Immediately following this merger, Old Arno merged with and into Laurier and Laurier’s name was changed to Arno Therapeutics, Inc. These two merger transactions are hereinafter collectively referred to as the “Merger.” Immediately following the Merger, the former stockholders of Old Arno collectively held 95% of the outstanding common stock of Laurier, assuming the issuance of all shares issuable upon the exercise of outstanding options and warrants, and all of the officers and directors of Old Arno in office immediately prior to the Merger were appointed as the officers and directors of Laurier immediately following the Merger. Further, Laurier was a non-operating shell company prior to the Merger. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Arno’s business plan.

1. DESCRIPTION OF BUSINESS

Arno Therapeutics, Inc. (“Arno” or the “Company”) develops innovative drug candidates for the treatment of patients with cancer. The following is a summary of the Company’s product development pipeline:

·	Onapristone – Onapristone is an anti-progestin hormone blocker that has been shown to have considerable anti-tumor activity in breast cancer. In prior clinical studies, onapristone has demonstrated a 56% objective response rate as a first line “hormone” treatment of breast cancer. In connection with the development of onapristone, the Company intends to develop a companion diagnostic product to identify patients who express activated progesterone and would therefore be more likely to benefit from treatment with onapristone. The Company plans to conduct pre-clinical toxicology studies and manufacturing activities and to file an investigational new drug application (“IND”) in 2013.

·	AR-42 – AR-42 is an orally available, broad spectrum inhibitor of both histone and non-histone deacetylation proteins, or Pan-DAC, which play an important role in the regulation of gene expression, cell growth and survival. AR-42 is currently being studied in an investigator-initiated Phase I/II clinical study in adult subjects with relapsed or refractory hematological malignancies.

·	AR-12 – AR-12 is a potentially first-in-class, orally available, targeted anti-cancer agent that has been shown in pre-clinical studies to inhibit phosphoinositide dependent protein kinase-1, or PDK-1, a protein in the PI3K/Akt pathway that is involved in the growth and proliferation of cells, including cancer cells. AR-12 has also been reported to cause cell death through the induction of endoplasmic reticulum stress and work is ongoing to further understand the mechanism of action. The Company is currently conducting a multi-centered Phase I clinical study of AR-12 in adult subjects with advanced or recurrent solid tumors or lymphoma.

·	AR-67 – AR-67 is a novel, third-generation camptothecin analogue that inhibits Topoisomerase I activity with enhanced stability in the lactone form. AR-67 is currently being studied in a Phase II clinical study in subjects with glioblastoma multiforme, or GBM, a highly aggressive form of brain cancer. Due to the low response rate among patients in the study, the Company has determined not to proceed with further development of AR-67 beyond the ongoing Phase II study and instead plans to focus its available resources on its other programs, particularly onapristone and AR-42.

The Company was incorporated in Delaware in March 2000 under the name Laurier International, Inc. (“Laurier”). Pursuant to an Agreement and Plan of Merger dated March 6, 2008 (as amended, the “Merger Agreement”), by and among the Company, Arno Therapeutics, Inc., a Delaware corporation formed on August 1, 2005 (“Old Arno”), and Laurier Acquisition, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Laurier Acquisition”), on June 3, 2008, Laurier Acquisition merged with and into Old Arno, with Old Arno remaining as the surviving corporation and a wholly-owned subsidiary of Laurier. Immediately following this merger, Old Arno merged with and into Laurier and Laurier’s name was changed to Arno Therapeutics, Inc. These two merger transactions are hereinafter collectively referred to as the “Merger.” Immediately following the Merger, the former stockholders of Old Arno collectively held 95% of the outstanding common stock of Laurier, assuming the issuance of all shares issuable upon the exercise of outstanding options and warrants, and all of the officers and directors of Old Arno in office immediately prior to the Merger were appointed as the officers and directors of Laurier immediately following the Merger. Further, Laurier was a non-operating shell company prior to the Merger. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Arno’s business plan.

LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity and Capital Resources

3. LIQUIDITY AND CAPITAL RESOURCES

Cash resources as of September 30, 2012 were approximately $0.6 million, compared to $6.7 million as of December 31, 2011. As of September 30, 2012, the Company had current liabilities of approximately $3.3 million, resulting in negative working capital of approximately $2.4 million. Accordingly, the Company is in immediate need of substantial additional financing or it may be required to cease its operations altogether. The Company’s continued operations depend entirely on its ability to raise additional funds through various potential sources, such as equity or debt financing, or to license its product candidates to another pharmaceutical company. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The success of the Company depends on its ability to develop new products to the point of regulatory approval and subsequent commercialization and, accordingly, to raise enough capital to finance these developmental efforts until it can achieve profitability, if ever. In order to finance the continued operating and capital requirements of the Company, management has been actively seeking to raise additional capital through the sale and issuance of its equity or debt securities or by granting a license to one or more of its products in exchange for cash payments. While the Company engaged a financial advisor in May 2012 to assist with its ongoing financing efforts, the Company does not have any committed sources of financing at this time. Amounts raised, if any, will be used to further develop the Company’s product candidates, acquire rights to additional product candidates and for other working capital purposes. However, while the Company continues to extend its best efforts to raise additional capital in order to continue funding its operations, management can provide no assurances that the Company will be able to raise sufficient funds.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders may experience significant dilution. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company. Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.

2. LIQUIDITY AND CAPITAL RESOURCES

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2011, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, establishing office facilities, and raising capital. Accordingly, the accompanying financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company has experienced net losses since its inception and has an accumulated deficit of approximately $35.5 million at December 31, 2011. The Company expects to incur substantial and increasing losses and have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly the conducting of pre-clinical and clinical trials.

Cash resources as of December 31, 2011 were approximately $6.7 million, compared to $13.5 million as of December 31, 2010. Based on its resources at December 31, 2011 and the current plan of expenditure on continuing development of the Company’s current product candidates, the Company believes that it has sufficient capital to fund its operations through approximately the third quarter of 2012. However, the Company will need substantial additional financing in the future until it can achieve profitability, if ever. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The success of the Company depends on its ability to discover and develop new products to the point of FDA approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional equity capital or license one or more of its products to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s products, acquire additional product licenses and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations for the next 12 to 24 months, management can provide no assurances that the Company will be able to raise sufficient funds.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.

THE MERGER AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
Mergers Acquisitions and Dispositions Disclosures [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

3. THE MERGER AND BASIS OF PRESENTATION

The accompanying audited financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the instructions to Form 10-K promulgated by the Securities and Exchange Commission (“SEC”).

(a) Description of the Merger and Private Placement Offering

The Company completed the Merger on June 3, 2008.   In accordance with the terms of the Merger, each share of common stock of Old Arno that was outstanding immediately prior to the Merger was exchanged for 1.99377 shares of the Company’s common stock.  In addition, all securities convertible into or exercisable for shares of Old Arno common stock outstanding immediately prior to the Merger were cancelled, and the holders thereof received similar securities convertible into or exercisable for the purchase of an aggregate of 1,611,760 shares of the Company’s common stock. In consideration for their shares of the Company’s pre-merger common stock, the Company’s shareholders received an aggregate of 19,291,824 shares of Laurier common stock.  Immediately prior to the effective time of the Merger, 1,100,200 shares of Laurier’s common stock were issued and outstanding. Upon completion of the Merger, the Old Arno shareholders owned approximately 95% of the Company’s issued and outstanding common stock, assuming the exercise of all of the issued and outstanding common stock options and warrants.

Following the Merger, the business conducted by the Company is the business conducted by Old Arno prior to the Merger. In addition, the directors and officers of Laurier were replaced by the directors and officers of Old Arno.

As a condition and immediately prior to the closing of the Merger, on June 2, 2008, Old Arno completed a private placement of its equity securities whereby it received gross proceeds of approximately $17,732,000 through the sale of approximately 3,691,900 shares of Old Arno Common Stock to selected accredited investors, which shares were exchanged for approximately 7,360,700 shares of Company Common Stock after giving effect to the Merger. Contemporaneously with the June 2008 private placement, the Old Arno’s outstanding 6% Notes (defined below) converted into 984,246 shares of Old Arno’s common stock and the holders of the Notes received warrants to purchase an aggregate of 98,409 shares of Old Arno common stock at an exercise price equal to $4.83 per share. The shares issued upon conversion were exchanged for an aggregate of approximately 1,962,338 shares of the Company’s Common Stock and the warrants were exchanged for five-year warrants to purchase an aggregate of approximately 196,189 shares of the Company’s Common Stock at an exercise price equal to $2.42 per share. See “Note 8. Convertible Notes Payable.”

All references to share and per share amounts in these financial statements have been restated to retroactively reflect the number of common shares of Arno common stock issued pursuant to the Merger.

(b) Accounting Treatment of the Merger; Financial Statement Presentation

The Merger was accounted for as a reverse acquisition pursuant to Accounting Standards Codification (“ASC”) 805-40-25, which provides that the “merger of a private operating company into a non-operating public shell corporation with nominal net assets typically results in the owners and management of the private company having actual or effective operating control of the combined company after the transaction, with the shareholders of the former public shell continuing only as passive investors.  These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations. That is, the transaction is equivalent to the issuance of stock by the private company for the net monetary assets of the shell corporation, accompanied by a recapitalization.”  Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old Arno is considered the acquirer in a reverse acquisition.

Laurier’s  historical accumulated deficit for periods prior to June 3, 2008, in the amount of $120,538, was eliminated against additional-paid-in-capital, and the accompanying financial statements present the previously issued shares of Laurier common stock as having been issued pursuant to the Merger on June 3, 2008. The shares of common stock of the Company issued to the Old Arno stockholders in the Merger are presented as having been outstanding since August 2005 (the month when Old Arno first sold its equity securities).

Because the Merger was accounted for as a reverse acquisition under GAAP, the financial statements for periods prior to June 3, 2008 reflect only the operations of Old Arno.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through September 30, 2012, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, establishing office facilities, and raising capital. Accordingly, the accompanying condensed financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company has experienced net losses since its inception and has an accumulated deficit of approximately $41.4 million at September 30, 2012. The Company expects to incur substantial and increasing losses and to have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly from conducting manufacturing activities, pre-clinical studies and clinical trials.

The accompanying unaudited Condensed Financial Statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q adopted under the Securities Exchange Act of 1934, as amended. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of Arno’s management, the accompanying Condensed Financial Statements contain all adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the financial position, results of operations and cash flows of the Company at the dates and for the periods indicated. The interim results for the periods ended September 30, 2012 are not necessarily indicative of results for the full 2012 fiscal year or any other future interim periods. Because the Merger was accounted for as a reverse acquisition under generally accepted accounting principles, the financial statements for periods prior to June 3, 2008, reflect only the operations of Old Arno.

These unaudited Condensed Financial Statements have been prepared by management and should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011, as filed with the Securities and Exchange Commission.

The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value and forfeiture rates of stock options issued to employees and consultants, and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated office, insurance, depreciation, and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

Warrant Liability

The Company accounts for the warrants issued in connection with the September 2010 Purchase Agreement (see Note 7) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value and forfeiture rates of stock options issued to employees, directors and consultants, and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

(b) Cash and Cash Equivalents

The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of acquisition to be cash equivalents.

(c) Restricted Cash

In October 2008, the Company entered into a non-cancelable five year office lease agreement. In connection with the lease, the Company delivered an irrevocable stand-by and unconditional letter of credit in the amount of approximately $44,000 (or the approximate equivalent of three months’ rent) with the landlord as the beneficiary as a security deposit in case of default or failure to comply with the lease requirements. In order to fund the letter of credit, the Company deposited a compensating balance of approximately $44,000 into an interest bearing certificate of deposit with a financial institution. The Company terminated this lease agreement effective as of December 31, 2011.

(d) Prepaid Expenses

Prepaid expenses consist of payments made in advance to vendors relating to service contracts for clinical trial development, insurance policies and license fees. These advanced payments are amortized to expense either as services are performed or over the relevant service period using the straight line method.

(e) Property and Equipment

Property and equipment consist primarily of furnishings, fixtures, leasehold improvements and computer equipment and are recorded at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

(f) Fair Value of Financial Instruments

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, accounts payable, accrued expenses due to related parties, and warrant liability. The carrying amounts of these instruments reasonably approximate their fair values due to their short-term maturities.

(g) Warrant Liability

The Company accounts for the warrants issued in connection with the September 2010 Purchase Agreement (see Note 10) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

(h) Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

(i) Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated executive, human resources and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

(j) Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Share-based compensation is recognized only for those awards that are ultimately expected to vest.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

(k) Loss per Common Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
		2011			2010
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(7,909,113)			$(4,023,026)
Less: Preferred stock dividends	(81,651)			(237,423)

Basic and Diluted EPS
Loss available to common stockholders	$(7,990,764)	34,514,594	$(0.23)	$(4,260,449)	20,412,024	$(0.21)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	December 31, 2011	December 31, 2010
Options to purchase common stock	–	129,532

For the year ended December 31, 2011 and 2010, 15,817,737 and 24,333,650 shares of Convertible Preferred Stock, warrants and options have been excluded from the computation of potentially dilutive securities, respectively, as their conversion and/or exercise prices are greater than the fair market price per common share as of December 31, 2011 and 2010, respectively.

(l) Comprehensive Loss

The Company has no components of other comprehensive loss other than its net loss, and accordingly, comprehensive loss is equal to net loss for all periods presented.

(m) Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2011 and 2010 respectively. In addition, the Company had no amounts accrued for interest and penalties as of December 31, 2011 and 2010, respectively.

(n) Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued additional guidance relating to fair value measurement and disclosure requirements. For fair value measurements categorized in Level 3 of the fair value hierarchy, the new guidance requires (1) disclosure of quantitative information about unobservable inputs; (2) a description of the valuation processes used by the entity; and (3) a qualitative discussion about the sensitivity of the fair value measurements to changes in unobservable inputs and interrelationships between those unobservable inputs, if any. Entities must report the level in the fair value hierarchy of assets and liabilities that are not recorded at fair value in the statement of financial position but for which fair value is disclosed. The new requirements clarify that the concepts of highest and best use and valuation premise only apply to measuring fair value of nonfinancial assets. The new requirements also specify that in the absence of a Level 1 input, a reporting entity should incorporate a premium or discount in a fair value measurement if a market participant would take into account such an input in pricing an asset or liability. Additionally, the new guidance introduces an option to measure certain financial assets and financial liabilities with offsetting positions on a net basis if certain criteria are met. For public entities, these new requirements become effective for interim and annual periods beginning on or after December 15, 2011. These requirements are applicable to our fiscal year beginning January 1, 2012. Management does not expect this new guidance to have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
Basic and Diluted Loss Per Share

4. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
		2012			2011			2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,014,640)			$(1,757,997)			$(5,858,578)			$(5,810,148)
Less: Preferred stock dividends	-			-			-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(3,014,640)	36,334,942	$(0.08)	$(1,757,997)	36,255,098	$(0.05)	$(5,858,578)	36,315,453	$(0.16)	$(5,891,799)	33,923,120	$(0.17)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	September 30, 2012	September 30, 2011
Options to purchase common stock	-	129,532

For the periods ended September 30, 2012 and 2011, 14,968,048 and 15,867,581 warrants and options have been excluded from the computation of potentially dilutive securities, respectively, as their exercise prices are greater than the fair market price per common share as of September 30, 2012 and 2011, respectively.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property And Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Computer equipment and software	$17,721	$8,537
Office furniture and equipment	52,242	46,861
Leasehold improvements	8,449	7,206
Total property and equipment	78,412	62,604
Accumulated depreciation	(39,739)	(32,591)
Total property and equipment, net	$38,673	$30,013

Depreciation expense for the years ended December 31, 2011, 2010, and the period from August 1, 2005 (inception) through December 31, 2011, were $11,677, $11,554 and $56,143, respectively.

INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets and Intellectual Property

5. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

License Agreements

Onapristone License Agreement

The Company’s rights to onapristone are governed by a license agreement with Invivis Pharmaceuticals, Inc. (“Invivis”), dated February 13, 2012. Under this agreement, the Company holds an exclusive, royalty-bearing license for the rights to commercialize onapristone for all therapeutic uses. The license agreement provides the Company with worldwide rights to onapristone with the exception of France; provided, however, that the Company has an option to acquire French commercial rights from Invivis upon notice to Invivis together with additional consideration.

The onapristone license agreement provides the Company with exclusive, worldwide rights to a United States provisional patent application that relates to assays for predictive biomarkers for anti-progestin efficacy. The Company intends to expand its patent portfolio by filing additional patent applications covering the use of onapristone and/or a companion diagnostic product. If the pending patent application issues, the issued patent would be scheduled to expire in 2031.

The Company made a one-time cash payment of $500,000 to Invivis upon execution of the license agreement on February 13, 2012. Additionally, Invivis will receive performance-based cash payments of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone, which milestones include the marketing approval of onapristone in multiple indications in the United States or the European Union as well as Japan. The Company will make the first milestone payment to Invivis upon the dosing of the first subject in the first Company-sponsored Phase I clinical trial of onapristone, which is anticipated in 2013. In addition, the Company will pay Invivis low single digit sales royalties based on net sales of onapristone by the Company or any of its sublicensees. Pursuant to a separate services agreement, Invivis will provide the Company with certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services, in exchange for a monthly cash payment.

Under the license agreement with Invivis, the Company also agreed to indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with the production, manufacture, sale, use, lease, consumption or advertisement of onapristone, provided, however, that the Company shall have no obligation to indemnify Invivis for claims that (a) any patent rights infringe third party intellectual property, (b) arise out of the gross negligence or willful misconduct of Invivis, or (c) result from a breach of any representation, warranty confidentiality obligation of Invivis under the license agreement. The license agreement will terminate upon the later of (i) the last to expire valid claim contained in the patent rights, and (ii) February 13, 2032. In general, Invivis may terminate the license agreement at any time upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the agreement for any reason upon 90 days’ prior written notice.

AR-12 and AR-42 License Agreements

The Company’s rights to both AR-12 and AR-42 are governed by separate license agreements with The Ohio State University Research Foundation (“Ohio State”) entered into in January 2008. Pursuant to each of these agreements, Ohio State granted the Company exclusive, worldwide, royalty-bearing licenses to commercialize certain patent applications, know-how and improvements relating to AR-12 and AR-42 for all therapeutic uses.

In 2008, pursuant to the Company’s license agreements for AR-12 and AR-42, the Company made one-time cash payments to Ohio State in the aggregate amount of $450,000 and reimbursed it for past patent expenses. Additionally, the Company is required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-12 and AR-42 in the United States, Europe and Japan. The license agreements for AR-12 and AR-42 provide for aggregate potential milestone payments of up to $6.1 million for AR-12, of which $5.0 million is due only after marketing approval in the United States, Europe and Japan, and $5.1 million for AR-42, of which $4.0 million is due only after marketing approval in the United States, Europe and Japan.  In September 2009, the Company paid Ohio State a milestone payment upon the commencement of the first Company-sponsored Phase I clinical study of AR-12.  The first milestone payment for AR-42 will be due when the first patient is dosed in the first Company-sponsored clinical trial, which is not anticipated until early 2013. Pursuant to the license agreements for AR-12 and AR-42, the Company must pay Ohio State royalties on net sales of licensed products at rates in the low-single digits. To the extent the Company enters into a sublicensing agreement relating to either or both of AR-12 or AR-42, the Company will be required to pay Ohio State a portion of all non-royalty income received from such sublicensee. The Company does not expect to be required to make any milestone payments under these license agreements during 2012.

The license agreements with Ohio State further provide that the Company will indemnify Ohio State from any and all claims arising out of the death of or injury to any person or persons or out of any damage to property, or resulting from the production, manufacture, sale, use, lease, consumption or advertisement of either AR-12 or AR-42, except to the extent that any such claim arises out of the gross negligence or willful misconduct of Ohio State. The license agreements for AR-12 and AR-42 each expire on the later of (i) the expiration of the last valid claim contained in any licensed patent and (ii) 20 years after the effective date of the license. Ohio State will generally be able to terminate either license upon the Company’s breach of the terms of the license to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or the Company files for bankruptcy. The Company may terminate either license upon 90 days prior written notice.

AR-67 License Agreement

The Company’s rights to AR-67 were governed by an October 2006 license agreement with the University of Pittsburgh (“Pitt”). Under this agreement, Pitt granted the Company an exclusive, worldwide, royalty-bearing license for the rights to commercialize technologies embodied by certain issued patents, patent applications and know-how relating to AR-67 for all therapeutic uses.

In 2006, under the terms of the license agreement with Pitt, the Company made a one-time cash payment of $350,000 to Pitt and reimbursed it for past patent expenses. Additionally, Pitt was entitled to receive performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-67. The Company would have made the first milestone payment to Pitt upon the acceptance of the first new drug application by the FDA for AR-67. The Company was also required to pay to Pitt an annual maintenance fee of $200,000 upon the third and fourth anniversaries of the license agreement, $250,000 upon the fifth and sixth anniversaries, and $350,000 upon the seventh anniversary and annually thereafter and to pay Pitt a royalty equal to a percentage of net sales of AR-67, pursuant to the license agreement.

Under the license agreement with Pitt, the Company also agreed to indemnify and hold Pitt and its affiliates harmless from any and all claims, actions, demands, judgments, losses, costs, expenses, damages and liabilities (including reasonable attorneys’ fees) arising out of or in connection with (i) the production, manufacture, sale, use, lease, consumption or advertisement of AR-67, (ii) the practice by the Company or any affiliate or sublicensee of the licensed patent; or (iii) any obligation of the Company under the license agreement unless any such claim is determined to have arisen out of the gross negligence, recklessness or willful misconduct of Pitt.

On January 12, 2012, the Company received a notice from Pitt, in which Pitt claimed that the Company was in default under the parties’ license agreement for failure to pay a $250,000 annual license fee under the terms of that agreement and provided the Company with 60 days’ notice to remedy the default. On March 29, 2012, following the Company’s determination not to proceed with further development of AR-67, the parties agreed to terminate the license agreement. As of September 30, 2012, the Company has accrued for the outstanding annual license fee of $250,000, while it is working to wind down its AR-67 program.

6. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

(a)	Onapristone License Agreement

The Company’s rights to onapristone are governed by a license agreement with Invivis Pharmaceuticals, Inc. (“Invivis”), dated February 13, 2012. Under this agreement, the Company holds an exclusive, royalty-bearing license for the rights to commercialize onapristone for all therapeutic uses. The license agreement provides the Company with worldwide rights to onapristone with the exception of France; provided, however, that the Company has an option to acquire French commercial rights from Invivis upon notice to Invivis together with a cash payment.

The onapristone license agreement provides the Company with exclusive, worldwide rights to a U.S. provisional patent application that relates to assays for predictive biomarkers for anti-progestin efficacy. The Company intends to expand its patent portfolio by filing additional patent applications covering the use of onapristone and/or a companion diagnostic product. If the pending patent application issues, the issued patent would be scheduled to expire in 2031.

The Company made a one-time cash payment of $500,000 to Invivis upon execution of the license agreement on February 13, 2012. Additionally, Invivis will receive performance-based cash payments of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone, which milestones include the marketing approval of onapristone in multiple indications in the United States or the European Union as well as Japan. The Company will make the first milestone payment to Invivis upon the dosing of the first subject in the first company sponsored Phase 1 clinical trial of onapristone, which is not anticipated until 2013. In addition, the Company will pay Invivis low single digit sales royalties based on net sales of onapristone by the Company or any of its sublicensees. Pursuant to a separate services agreement, Invivis will provide the Company with certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services, in exchange for a monthly cash payment.

Under the license agreement with Invivis, the Company also agreed to indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with the production, manufacture, sale, use, lease, consumption or advertisement of onapristone, provided, however, that the Company shall have no obligation to indemnify Invivis for claims that (a) any patent rights infringe third party intellectual property, (b) arise out of the gross negligence or willful misconduct of Invivis, or (c) result from a breach of any representation, warranty confidentiality obligation of Invivis under the license agreement. The license agreement will terminate upon the later of (i) the last to expire valid claim contained in the patent rights, and (ii) February 13, 2032. In general, Invivis may terminate the license agreement at any time upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the agreement for any reason upon 90 days’ prior written notice.

(b)	AR-12 and AR-42 License Agreements

The Company’s rights to both AR-12 and AR-42 are governed by separate license agreements with The Ohio State University Research Foundation (“Ohio State”) entered into in January 2008. Pursuant to each of these agreements, Ohio State granted the Company exclusive, worldwide, royalty-bearing licenses to commercialize certain patent applications, know-how and improvements relating to AR-42 and AR-12 for all therapeutic uses.

Pursuant to the Company’s license agreements for AR-12 and AR-42, the Company made one-time cash payments to Ohio State in the aggregate amount of $450,000 and reimbursed it for past patent expenses. Additionally, the Company is required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-12 and AR-42 in the United States, Europe and Japan. The license agreements for AR-12 and AR-42 provide for aggregate potential milestone payments of up to $6.1 million for AR-12, of which $5.0 million is due only after marketing approval in the United States, Europe and Japan, and $5.1 million for AR-42, of which $4.0 million is due only after marketing approval in the United States, Europe and Japan.  In September 2009, the Company paid Ohio State a milestone payment upon the commencement of the first Company-sponsored Phase I clinical study of AR-12.  The first milestone payment for AR-42 will be due when the first patient is dosed in the first Company-sponsored Phase I clinical trial. Pursuant to the license agreements for AR-12 and AR-42, the Company must pay Ohio State royalties on net sales of licensed products at rates in the low-single digits. To the extent the Company enters into a sublicensing agreement relating to either or both of AR-12 or AR-42, the Company will be required to pay Ohio State a portion of all non-royalty income received from such sublicensee. The Company may be required to make milestone payments of up to approximately $0.2 million under these license agreements during 2012, depending on the outcome of certain ongoing development activities.

The license agreements with Ohio State further provide that the Company will indemnify Ohio State from any and all claims arising out of the death of or injury to any person or persons or out of any damage to property, or resulting from the production, manufacture, sale, use, lease, consumption or advertisement of either AR-12 or AR-42, except to the extent that any such claim arises out of the gross negligence or willful misconduct of Ohio State. The license agreements for AR-12 and AR-42 each expire on the later of (i) the expiration of the last valid claim contained in any licensed patent and (ii) 20 years after the effective date of the license. Ohio State will generally be able to terminate either license upon the Company’s breach of the terms of the license to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or the Company files for bankruptcy. The Company may terminate either license upon 90 days prior written notice.

(c)	AR-67 License Agreement

The Company’s rights to AR-67 were governed by an October 2006 license agreement with the University of Pittsburgh (“Pitt”). Under this agreement, Pitt granted the Company an exclusive, worldwide, royalty-bearing license for the rights to commercialize technologies embodied by certain issued patents, patent applications and know-how relating to AR-67 for all therapeutic uses.

Under the terms of the license agreement with Pitt, the Company made a one-time cash payment of $350,000 to Pitt and reimbursed it for past patent expenses of approximately $373,000. Additionally, Pitt was entitled to receive performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-67. The Company would have made the first milestone payment to Pitt upon the acceptance of the first new drug application by the FDA for AR-67. The Company was also required to pay to Pitt an annual maintenance fee of $200,000 upon the third and fourth anniversaries, $250,000 upon the fifth and sixth anniversaries, and $350,000 upon the seventh anniversary and annually thereafter and to pay Pitt a royalty equal to a percentage of net sales of AR-67, pursuant to the license agreement. The Company does not anticipate making any milestone payments during 2012 under this license agreement.

Under the license agreement with Pitt, the Company also agreed to indemnify and hold Pitt and its affiliates harmless from any and all claims, actions, demands, judgments, losses, costs, expenses, damages and liabilities (including reasonable attorneys’ fees) arising out of or in connection with (i) the production, manufacture, sale, use, lease, consumption or advertisement of AR-67, (ii) the practice by the Company or any affiliate or sublicensee of the licensed patent; or (iii) any obligation of the Company under the license agreement unless any such claim is determined to have arisen out of the gross negligence, recklessness or willful misconduct of Pitt.

In January 2012, Pitt provided notice to the Company that it was in default of the terms of the license agreement for failing to pay the $250,000 annual maintenance fee. In March 2012, following the Company’s determination not to proceed with further development of AR-67, the parties agreed to terminate the license agreement. See Note 16. Subsequent Events.

ACCRUED LIABILITIES1	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Schedule Of Accrued Liabilities [Text Block]

7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued compensation and related benefits	$272,342	$103,217
Accrued research and development expense	915,699	868,000
Accrued other expense	–	383,750

Total accrued liabilities	$1,188,041	$1,354,967

CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Convertible Notes Payable [Abstract]
Convertible Notes Payable

8. CONVERTIBLE NOTES PAYABLE

During February 2007, the Company completed a private placement offering of two-year 6% convertible promissory notes (the “Notes”) for an aggregate principal amount of $3,967,000. The aggregate principal amount and accrued but unpaid interest on the Notes, which totaled $4,278,518, automatically converted upon the closing of the Company’s June 2008 private placement into 1,962,338 shares of common stock at a conversion price of $2.42, which was equal to 90% of the per share price of the shares sold in the financing. Due to the beneficial conversion feature resulting from the discounted conversion price, a discount of $475,391 was recorded as interest expense with a corresponding credit to additional paid-in capital. In addition, in conjunction with the conversion of the convertible debt, the Company issued fully vested warrants to purchase 196,189 shares of common stock to the holders of the Notes. The warrants were valued at $348,000 using the Black-Scholes option-pricing model and the following assumptions: exercise price $2.42, a 3.41% risk-free interest rate, a five year contractual term, a dividend rate of 0%, and 94.30% expected volatility. The cost of the warrants was included in interest expense in the accompanying Statements of Operations, and as an increase in additional paid-in capital.

FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of September 30, 2012.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach: the following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of September 30, 2012:

Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	September 30, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability	$1,599,493	$-	$-	$1,599,493

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at September 30, 2012:

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)

Warrant Liability

Balance at January 1, 2012	$(3,705,472)

Purchases, sales and settlements
Warrants issued	-

Total gains or losses
Unrealized depreciation	2,105,979

Balance at September 30, 2012	$(1,599,493)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of December 31, 2011.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach: the following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2011:

Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability	$3,705,472	$-	$-	$3,705,472

The fair value of the warrant liability relating to the Class A and Class B warrants issued in conjunction with the September 2010 Series A Convertible Preferred Stock financing (See Note 10(c), below) was estimated by management using a third party valuation report. The third-party estimated the value of the warrants using a Monte Carlo simulation model. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of our future expected stock prices and minimizes standard error. The changes in the fair value of the warrant liability are recorded in other income (expense) on the statement of operations.

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	–
Total gains or losses:
Unrealized appreciation	(284,692)
Balance at December 31, 2011	$(3,705,472)

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity

7. STOCKHOLDERS’ EQUITY

Common Stock

On November 15, 2010, the Company’s stockholders authorized the amendment of the Company’s amended and restated certificate of incorporation in order to effect a combination (reverse split) of its common stock at a ratio not to exceed one-for-eight, provided that the Company’s board of directors shall have absolute discretion to determine and fix the exact ratio of such combination and the time at which such combination shall become effective, if ever.  The Company’s board of directors has taken no further action to implement a combination of its common stock and reserves the right to abandon the proposed reverse stock split in its sole discretion.

On February 9, 2011, all 15,274,000 shares of the Company’s outstanding Series A Convertible Preferred Stock automatically converted into 15,274,000 shares of common stock upon the effectiveness of a registration statement that the Company filed with the SEC covering the resale of such conversion shares. In addition, the Company elected to pay the $319,074 in accrued dividends on such preferred stock through the issuance of shares of common stock resulting in the issuance of an additional 319,074 shares.

On April 25, 2011, the Company issued 250,000 shares of restricted common stock to its new Chief Executive Officer pursuant to his employment agreement. These shares vested in 12 equal monthly installments and had a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilized a third-party valuation report (see Note 7 – Warrants).  The shares were recognized as compensation expense upon vesting. The Company recognized no expense for the three months ended September 30, 2012. The Company recognized $57,584 and $172,752 of compensation expense for the nine months ended September 30, 2012 and for the period from August 1, 2005 (inception) through September 30, 2012, respectively, in connection with the restricted shares. As of April 25, 2012, all 250,000 shares had vested.

On June 27, 2012, the Company issued 30,000 shares of its common stock to a financial advisor as an upfront fee for providing services in connection with the Company’s ongoing financing efforts. These shares were valued at $28,500 based on the Company’s per share price of $0.95 as of May 30, 2012, the date of the advisor’s engagement.

As of September 30, 2012, the Company has 36,334,942 shares of common stock issued and outstanding.

Preferred Stock

On August 11, 2010, the Company amended and restated its certificate of incorporation, increasing the number of shares of preferred stock authorized for issuance thereunder from 10,000,000 to 35,000,000.

On September 3, 2010, the Company entered into a Securities Purchase and Registration Rights Agreement, or the Purchase Agreement, with a number of institutional and accredited investors pursuant to which the Company sold in a private placement an aggregate of 15,274,000 shares of newly-designated Series A Convertible Preferred Stock, par value $0.0001 per share, or Series A Preferred Stock, at a per share purchase price of $1.00.  In accordance with the Purchase Agreement, the Company also issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the Class A and Class B warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price of the Class A and Class B warrants will be adjusted based on the lower issuance price. The sale of the shares and warrants resulted in aggregate gross proceeds of approximately $15.2 million, before expenses.

The terms, conditions, privileges, rights and preferences of the Series A Preferred Stock are described in a Certificate of Designation filed with the Secretary of State of Delaware on September 3, 2010.

The Certificate of Designation provided that each share of Series A Preferred Stock was initially convertible at the holder’s election into one share of common stock.  The Certificate of Designation further provided that all shares of Series A Preferred Stock would automatically convert into common stock upon the effective date of a registration statement covering the resale under the Securities Act of the conversion shares of common stock. In addition, the Class A and B warrants provided that, upon the automatic conversion of the Series A Preferred Stock, such warrants would automatically convert into the right to purchase shares of common stock.  On February 9, 2011, a registration statement filed under the Securities Act covering the resale of the shares of common stock issuable upon conversion of the Series A Preferred Stock was declared effective, resulting in the automatic conversion of all 15,274,000 shares of Series A Preferred Stock into an equal number of shares of common stock.

The holders of Series A Preferred Stock were entitled to an annual per share cumulative dividend equal to 5% of the original issuance price of $1.00 per share, which dividends were paid upon the conversion of the Series A Preferred Stock into common stock, and which the Company elected to pay in the form of additional shares of common stock in lieu of cash.  The accrued dividend through February 9, 2011, the effective date of the registration statement and date of conversion of the Series A Preferred Stock into common stock, was $319,074.  The dividend was paid in 319,074 shares of common stock at a $1.00 per share conversion price.

Issuance costs related to the financing were approximately $1.8 million, of which approximately $0.5 million was non-cash for issuance of warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a related party controlled by several officers and/or directors of the Company (see Note 9), and I-Bankers Securities, Inc. (“IBS”), which acted as placement agents for the Company in connection with the private placement. As of September 30, 2012, none of these warrants have been exercised.

Warrants

In accordance with the September 2010 Purchase Agreement, the Company issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price will be adjusted based on the lower issuance price. Because of this anti-dilution provision and the inherent uncertainty as to the probability of future common share issuances, the Black-Scholes option pricing model the Company uses for valuing stock options could not be used.  Management used a Monte Carlo simulation model and, in doing so, utilized a third-party valuation report to determine the warrant liability to be approximately $1.6 million and approximately $3.7 million at September 30, 2012 and December 31, 2011, respectively. This significant decrease compared to the December 2011 valuation is primarily attributable to a significant decrease in the trading price of the Company’s common stock during 2012. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error. This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in other income (expense) on the statement of operations.

In connection with the September 2010 private placement, the Company issued warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank and IBS, that acted as placement agents for the Company in connection with the private placement.   As of September 30, 2012, none of these warrants have been exercised.

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of September 30, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted- Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$1.00	$1.00	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$1.15	$1.15	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
	9,189,182		$1.19		-	9,189,182

10. STOCKHOLDERS’ EQUITY

(a)	Common Stock

On April 25, 2011, the Company issued 250,000 shares of restricted common stock under the Company’s 2005 Stock Option Plan to its new Chief Executive Officer pursuant to his employment agreement. These shares vest in 12 equal monthly installments and have a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilizing a third-party valuation report.  The shares are recognized as compensation expense upon vesting. The Company has recognized $115,168 of compensation expense for the year ended December 31, 2011 in connection with the restricted shares.

On February 9, 2011, the Company issued an aggregate of 15,274,000 shares of its common stock upon the automatic conversion of all 15,274,000 of its issued and outstanding shares of Series A Convertible Preferred Stock. In accordance with their terms, the shares Series A Convertible Preferred Stock automatically converted upon the effectiveness of the Company’s registration statement covering the resale under the Securities Act of 1933 of the shares of common stock issuable upon conversion of such preferred shares.  See “Note 10(b) Preferred Stock,” below.  In addition, the Company elected to satisfy accrued dividends on the Series A Convertible Preferred Stock of $319,074 by issuing an additional 319,074 shares of common stock.

On November 15, 2010, the Company’s stockholders authorized the amendment of the Company’s amended and restated certificate of incorporation in order to effect a combination (reverse split) of its common stock at a ratio not to exceed one-for-eight, provided that the Company’s board of directors shall have absolute discretion to determine and fix the exact ratio of such combination (not to exceed one-for-eight) and the time at which such combination shall become effective, if ever.  The Company’s board of directors has taken no further action to implement a combination of our common stock and reserves the right to abandon the proposed reverse stock split in its sole discretion.

As of December 31, 2011, the Company has 36,304,942 shares of common stock issued and outstanding and an additional 15,817,737 shares of common stock reserved for issuance upon the exercise of outstanding options and warrants.

(b)	Preferred Stock

On August 11, 2010, the Company amended and restated its certificate of incorporation, increasing the number of shares of preferred stock authorized for issuance thereunder from 10,000,000 to 35,000,000.

On September 3, 2010, the Company entered into a Securities Purchase and Registration Rights Agreement (the “Purchase Agreement”), with a number of institutional and other accredited investors pursuant to which the Company sold in a private placement an aggregate of 15,274,000 shares of newly-designated Series A Convertible Preferred Stock, par value $0.0001 per share, or Series A Preferred Stock, at a per share purchase price of $1.00.  In accordance with the Purchase Agreement, the Company also issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the Class A and Class B warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price of the Class A and Class B warrants will be adjusted based on the lower issuance price. The sale of the shares and warrants resulted in aggregate gross proceeds of approximately $15.3 million, before expenses.

The terms, conditions, privileges, rights and preferences of the Series A Convertible Preferred Stock are described in a Certificate of Designation filed with the Secretary of State of Delaware on September 3, 2010.

Each share of Series A Preferred Stock was initially convertible at the holder’s election into one share of common stock.  Upon the effective date of the registration statement on February 9, 2011, each share of Series A Preferred Stock automatically converted into one share of common stock. In addition, all outstanding warrants to purchase Series A Preferred Stock automatically converted into warrants to purchase common stock.

Along with the holders of common stock, the holders of Series A Preferred Stock were entitled to one vote on all matters submitted to the holders of common stock for each share of common stock into which the Series A Preferred Stock would be converted as of the record date for such vote based on the conversion ratio then in effect.  In addition, the holders of the Series A Preferred Stock were entitled to vote as a separate class with respect to any change in the rights of the Series A Preferred Stock, any amendment to the Company’s certificate of incorporation, any increase in the number of shares of Series A Preferred Stock, or the authorization, creation or issuance of any class or series of capital stock ranking senior to or of equal seniority with the Series A Preferred Stock.

The holders of Series A Preferred Stock were entitled to an annual per share cumulative dividend equal to 5% of the original issuance price of $1.00 per share, which dividends were payable upon the conversion of the Series A Preferred Stock into common stock, and which the Company could elect to pay in the form of additional shares of common stock in lieu of cash.  The holders of Series A Preferred Stock were entitled to payment of all accrued dividends prior to the payment of any dividends to the holders of common stock.  As of December 31, 2010, the amount for the preferred stock dividend was $237,423. Following payment of such accrued dividends, the holders of Series A Preferred Stock were entitled to participate with the holders of common stock in any other dividend payment on an as-converted basis.

Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of Series A Preferred Stock were entitled to be paid, prior to any payments to the holders of common stock, an amount per share equal to the sum of (i) 1.5 times the original issuance price of $1.00 per share, plus (ii) any accrued but unpaid dividends on the Series A Preferred Stock.

Issuance costs related to the financing were approximately $1.8 million, of which approximately $0.5 million was non-cash for issuance of warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a related party controlled by several officers and/or directors of the Company (see Note 12), and I-Bankers Securities, Inc. (“IBS”), that acted as placement agents for the Company in connection with the private placement.

On February 9, 2011, the Company’s registration statement was declared effective and the 15,274,000 shares of Series A Convertible Preferred Stock converted into 15,274,000 shares of common stock. In addition, the Company elected to pay the $319,074 in accrued dividends in shares of common stock resulting in the issuance of 319,074 shares.

(c)	Warrants

In accordance with the Purchase Agreement, the Company issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. As noted above, all outstanding warrants to purchase shares of Series A Preferred Stock automatically converted into warrants to purchase common stock on February 9, 2011, when the Company’s registration statement was declared effective. The terms of the warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price will be adjusted based on the lower issuance price. Because of this anti-dilution provision and the inherent uncertainty as to the probability of future common share issuances, the Black-Scholes option pricing model the Company uses for valuing stock options could not be used.  Management used a Monte Carlo simulation model and, in doing so, utilized a third-party valuation report to determine the warrant liability to be approximately $3.8 million and approximately $3.4 million at December 31, 2011 and 2010, respectively. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error. This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in other expense on the statement of operations.

Significant assumptions used at December 31, 2011 for the warrants included a weighted average term of 4 years, volatility of 120% and a risk-free interest rate of 0.83%.

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2011.

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$1.00	$1.00	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$1.15	$1.15	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
	9,189,182		$1.19			9,189,182

STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Plan

8. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 2,990,655 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 7,000,000 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of September 30, 2012, an aggregate of 901,290 shares remained available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

For the three and nine months ended September 30, 2012, the Company did not issue any stock options. In previous periods, the Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the three and nine months ended September 30, 2011:

	Three Months Ended	Nine Months Ended
	September 30, 2011	September 30, 2011
Expected volatility	87%	86 - 87%
Expected term	10 years	6 - 10 years
Dividend yield	0%	0%
Risk-free interest rate	1.5%	1.5 - 2.0%
Stock price	$0.71	$0.69 - $0.72
Forfeiture rate	0.0%	0.0%

A summary of the status of the options issued under the Plan at September 30, 2012, and information with respect to the changes in options outstanding is as follows:

	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2012	51,601	6,628,555	$1.09
Options granted under the Plan	-	-
Options exercised	-	-
Options forfeited	849,689	(849,689)	$1.00
Balance at September 30, 2012	901,290	5,778,866	$1.11	$-

Exercisable at September 30, 2012		2,652,636	$1.23	$-

The following table summarizes information about stock options outstanding at September 30, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	8.0	$1.00	2,261,903	$1.00
$2.42	299,066	3.7	$2.42	299,066	$2.42
$3.00	91,667	1.5	$3.00	91,667	$3.00
Total	5,778,866	7.8	$1.11	2,652,636	$1.23

Stock-based compensation costs under the Plan for the three and nine months ended September 30, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through September 30, 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,		Period from August 1, 2005 (inception)
	2012	2011	2012	2011	through September 30, 2012

Research and development	$84,957	$56,500	$197,771	$125,100	$1,601,548
General and administrative	96,600	141,688	345,383	308,730	1,890,010

Total	$181,557	$198,188	$543,154	$433,830	$3,491,558

The fair value of options vested under the Plan was approximately $117,228 and $104,186 for the three months ended September 30, 2012 and 2011, respectively, approximately $446,897 and $230,929 for the nine months ended September 30, 2012 and 2011, respectively and approximately $2,801,762 for the period from August 1, 2005 (inception) through September 30, 2012.

At September 30, 2012, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $1,470,862, which is expected to be recognized over a weighted-average vesting period of 0.7 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 2,990,655 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable thereunder to 7,000,000 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2011, an aggregate of 51,601 shares remained available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

For the years ended December 31, 2011 and 2010, the Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2011 and 2010:

	2011	2010
Expected Volatility	87%	73-87%
Expected Term	5-10 years	5-10 years
Dividend yield	0.0%	0.0%
Risk-free interest rate	1.5-2.0%	1.0-1.6%
Stock price	$0.69 - $0.72	$0.53 - $1.00
Forfeiture rate	0.0%	0.0%

The valuation assumptions were determined as follows:

·	Expected volatility – The expected volatility on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage.

·	Expected term – The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered historical data and expectations for the future to estimate employee exercise and post vest termination behavior. Consultant options are assigned an expected term equal to the maximum term of the option grant.

·	Dividend yield – The estimate for annual dividends is zero, because the Company has not historically paid dividends and does not intend to in the foreseeable future.

A summary of the status of the options issued under the Plan as of December 31, 2011, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2010	1,057,414	1,913,241	$1.71
Options granted under the Plan	(440,000)	440,000	$1.00
Options exercised	-	-	$-
Options forfeited	459,938	(459,938)	$2.72
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$-
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.09	$-

Exercisable at December 31, 2011		1,991,804	$1.31	$-

The following table summarizes information about stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	6,237,822	8.8	$1.00	1,601,071	$1.00
$2.42	299,066	4.2	$2.42	299,066	$2.42
$3.00	91,667	2.3	$3.00	91,667	$3.00
Total	6,628,555	8.6	$1.09	1,991,804	$1.31

Stock-based compensation costs for the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, are as follows:

	Year Ended December 31,		Period from August 1, 2005 (inception) through
	2011	2010	December 31, 2011
General and administrative	$449,652	$118,383	$1,544,627
Research and development	372,800	130,903	1,403,777
Total	$822,452	$249,286	$2,948,404

The fair value of options vested under the 2005 Plan was approximately $276,985 and $304,468 for the years ended December 31, 2011 and 2010, respectively, and approximately $2,188,342 for the period from August 1, 2005 (inception) through December 31, 2011.

At December 31, 2011, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $2,375,630 which is expected to be recognized over a weighted-average vesting period of 2.5 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as underlying options vest.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

For the year ended December 31, 2011, the Company issued options to purchase a total of 5,054,317 shares of common stock to employees and consultants with exercise prices ranging from $1.00 to $2.42 and terms of up to 10 years.  Of this total, 10-year options to purchase 2,354,379 shares at an exercise price of $1.00 were issued to the Company’s new President and Chief Executive Officer and 10-year options to purchase 1,750,000 shares at an exercise price of $1.00 were issued to the Company’s new Chief Medical Officer.  For the year ended December 31, 2010, the Company issued options to purchase a total of 440,000 shares of common stock to members of the Company’s Board of Directors, all with exercise prices of $1.00 and 10-year terms.

RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Parties

9. RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial, and administrative services to the Company for a period of one year. David M. Tanen, a director of the Company and at the time also its President, Arie S. Belldegrun, the Chairman of the Board of Directors, and Joshua A. Kazam, a director until September 2010, are each partners of TRC. The terms of the Services Agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors. None of the members of the special committee has any interest in TRC or the services agreement. As compensation for the services contemplated by the services agreement, the Company paid TRC a monthly cash fee of $55,000.   The services agreement with TRC expired on April 1, 2011 and until a new agreement is in place, TRC is billing the Company for actual hours worked on a monthly basis.  For the nine months ended September 30, 2012, TRC billed Arno $199,631 for services rendered, an average of approximately $22,181 per month.

On occasion, some of the Company’s expenses are paid by TRC. No interest is charged by TRC on any outstanding balance owed by the Company. For the three and nine months ended September 30, 2012 and 2011 and for the period from August 1, 2005 (inception) through September 30, 2012 services and reimbursed expenses totaled $76,240, $247,369, $158,366, $565,575 and $2,051,134 respectively. As of September 30, 2012, the Company had a payable to TRC of $24,658, which was paid in full during October 2012.

In connection with the September 2010 private placement, the Company engaged Riverbank to serve as placement agent.  In consideration for its services, the Company paid Riverbank a placement fee of $789,880.  In addition, the Company issued to designees of Riverbank five-year warrants to purchase an aggregate of 664,880 shares of Series A Preferred Stock at an initial exercise price of $1.10 per share. The warrants issued to Riverbank are in substantially the same form as the Class A and Class B Warrants issued to the investors in the private placement, except that they do not include certain anti-dilution provisions contained in the Class A and Class B Warrants. Each of Messrs. Kazam, Tanen and Peter M. Kash, a director of Arno until April 2011, are principals of Riverbank.

The financial condition and results of operations of the Company, as reported, are not necessarily indicative of results that would have been reported had the Company operated completely independently.

12. RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial, and administrative services to the Company for a period of one year. David M. Tanen, the Company’s then President, Secretary and director, Arie S. Belldegrun, the Chairman of the Board of Directors, and Joshua A. Kazam, a director until September 2010, are each partners of TRC. The terms of the Services Agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors. None of the members of the special committee has any interest in TRC or the services agreement. As compensation for the services contemplated by the services agreement, the Company pays TRC a monthly cash fee of $55,000.   The services agreement with TRC expired on April 1, 2011 and until a new agreement is in place, TRC is billing the Company for actual hours worked on a monthly basis.  For the second through fourth quarters of 2011, TRC billed Arno $287,145 for services rendered, an average of approximately $31,900 per month.

On occasion, some of the Company’s expenses are paid by TRC. No interest is charged by TRC on any outstanding balance owed by the Company. For the years ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011, total cash services and reimbursed expenses totaled $655,923, $765,424 and $1,803,765, respectively. As of December 31, 2011 the Company had a payable to TRC of $84,756, which was paid in full during the first two months of 2012.

Prior to June 1, 2009, some of the Company’s expenses were paid by Two River Group Holdings, LLC (“Two River”), a company owned by three of the Company’s directors and founders. No interest is charged by Two River on any outstanding balance owed by the Company. For the years ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011 reimbursable expenses totaled $0, $0 and $206,039, respectively. The Company also granted fully vested warrants to purchase 299,063 shares of its common stock at an exercise price of $2.42 to the Two River employees who provided consultation and due diligence efforts related to the in-licensing of AR-12 and AR-42. The warrants have a five year life and are valued at $480,400 based upon the Black-Scholes option-pricing model. As of December 31, 2011 the Company has no balance payable to Two River.

The Company utilized the services of Riverbank Capital Securities, Inc. (“Riverbank”), a FINRA member broker dealer registered with the SEC, for investment banking and other investment advisory services in connection with the June 2008 private placement and the Notes. Riverbank is an entity controlled by several partners of Two River who are also officers and/or directors of the Company. The Company paid a $100,000 non-accountable expense allowance to Riverbank for services related to the June 2008 private placement and is not obligated to Riverbank for any future payments.

In connection with the September 2010 private placement, the Company engaged Riverbank to serve as placement agent.  In consideration for its services, the Company paid Riverbank a placement fee of $789,880.  In addition, the Company issued to designees of Riverbank five-year warrants to purchase an aggregate of 664,880 shares of Series A Preferred Stock at an initial exercise price of $1.10 per share. The warrants issued to Riverbank are in substantially the same form as the Class A and Class B Warrants issued to the investors in the private placement, except that they do not include certain anti-dilution provisions contained in the Class A and Class B Warrants.

The financial condition and results of operations of the Company, as reported, are not necessarily indicative of results that would have been reported had the Company operated completely independently.

PENSION PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension Plan

13. PENSION PLAN

On October 1, 2007, the Company adopted a 401(k) savings plan (the “401(k) Plan”) for the benefit of its employees. Under the 401(k) Plan, the Company was required to make contributions equal to 3% of eligible compensation for each eligible employee whether or not the employee contributes to the 401(k) Plan. During 2011, the Company terminated the 401(k) Plan. For the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, the Company has recorded $0, $0 and $16,064 of matching contributions to the 401(k) Plan.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax

14. INCOME TAXES

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities, based on the differences between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The income tax returns of the Company are subject to examination by federal and state taxing authorities. Such examination could result in adjustments to net income or loss, which changes could affect the income tax liabilities of the Company. The Company’s tax returns are open for inspection for all tax years from 2007 to present.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2011, 2010 and the period from August 1, 2005 (inception) through December 31, 2011 and as of December 31, 2011 and 2010, had no amounts accrued for interest and penalties.

At December 31, 2011, the Company had no Federal income tax expense or benefit but did have Federal tax net operating loss carry-forwards of approximately $26.2 million. The federal net operating loss carry-forwards will begin to expire in 2026, unless previously utilized.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2011 and 2010 are shown below.

	For Years Ended December 31,
	2011	2010
Non-current deferred tax assets
Research tax credit	$1,631,000	$1,484,000
Net operating loss carry forwards	11,720,000	8,996,000
Stock based compensation	848,000	767,000
Total deferred tax assets	14,199,000	11,247,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(8,000)
Total net deferred tax assets	14,189,000	11,239,000
Valuation allowance	(14,189,000)	(11,239,000)
Net deferred tax assets	$-	$-

The Company records a valuation allowance for temporary differences for which it is more likely than not that the Company will not receive future tax benefits. At December 31, 2011 and 2010 the Company recorded valuation allowances of $14.2 million and $11.2 million, respectively, representing a change in the valuation allowance of $3.0 million for the previous fiscal year-ends, due to the uncertainty regarding the realization of such deferred tax assets, to offset the benefits of net operating losses generated during those years.

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2011 and 2010 are as follows:

	2011		2010
	Amount	Rate	Amount	Rate

Federal tax	$(2,689,000)	34.0%	$(1,368,000)	34.0%
State tax	(390,000)	5.9%	(237,000)	5.9%
R&D Credit	(15,000)	7.7%	(308,000)	7.7%
Valuation allowance	3,446,000	(47.6)%	1,913,000	(47.6)%
Net	$-	-	$-	-

There was no income tax benefit recorded for the years ended December 31, 2011 and 2010.

On January 20, 2010, the Company received net proceeds of $322,016 through the sale of its New Jersey net operating losses (“NOLS”). In June 2009, the Company submitted an application with the New Jersey Economic Development Authority (“NJEDA”) to sell its 2008 NOLS in return for cash consideration to the Company. The NJEDA in conjunction with the State of New Jersey offers financing and business incentives to New Jersey-based biotechnology and technology companies. As a result of the sale of the NOLS sale, the Company’s New Jersey deferred tax asset carryforward is reduced by $4,000,000 beginning in 2010. The Company’s federal net operating losses were not affected by the sale of the NOLS, and thus has the full value of the 2009 deferred tax asset carryforward.

On October 29, 2010, the Company was awarded funding of a total of approximately $733,000 under the IRS Qualifying Therapeutic Discovery Project (“QTDP”) program, which was created as part of the Patient Protection and Affordable Care Act of 2010 (the “Healthcare Reform Act”). As enacted under the Healthcare Reform Act, the QTDP program provides a tax credit or grant of up to 50% of eligible costs and expenses for the tax years of 2009 and 2010 for qualifying research and development expenses incurred for innovative projects that are determined by the U.S. Department of Health and Human Services to have reasonable potential to result in a new therapy, reduce health care costs, or represent a significant advance in finding a cure for human disease. The Company was awarded approximately $244,000 for R&D expenses incurred for each of its AR-12, AR-42 and AR-67 development programs. The Company received the total award amount of $733,438 during November 2010.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

15. COMMITMENTS AND CONTINGENCIES

On March 31, 2011, the Company exercised its early termination option on the Parsippany, NJ office lease, submitting written notice to the landlord and making a payment of $53,641.  The Company continued to make monthly lease payments under the Parsippany lease through December 31, 2011, at which time, this lease terminated.

On August 4, 2011, the Company entered into a lease for new office space of approximately 4,168 square feet in Flemington, New Jersey (the “Flemington Lease”). The lease commencement date was November 17, 2011, with lease payments beginning in February 2012.  The lease expiration date is three years from the rent commencement date.  The Company provided a cash security deposit of $10,455, or two months’ base rent.  The Company is also responsible for payment of its share of common area maintenance costs and taxes. The aggregate remaining minimum future payments under the Flemington Lease at December 31, 2011 are approximately $277,311, including common area maintenance charges and taxes. The Flemington Lease contains a three-month free rent period and annual escalations, as such, the Company accounts for rent expense on a straight-line basis. The Company recognized $7,351 in rent expense for the Flemington Lease for the year ended December 31, 2011.

Future minimum lease payments under operating leases as of December 31, 2011 are as follows:

2012	$59,708
2013	69,981
2014	71,816
2015	8,734

Total future minimum lease payments	$210,239

On April 21, 2011, the Company entered into an employment agreement with Glenn Mattes, as its Chief Executive Officer, with an effective commencement date of employment beginning on April 25, 2011. The agreement provides for a term of three years, expiring on April 25, 2014, and initial base salary of $100,000. On and after the first anniversary date of the effective commencement date, Mr. Mattes’ base salary shall be increased to $350,000. In addition, Mr. Mattes is eligible to receive an annual target performance bonus of up to 50% of his base salary, but up to $175,000 during the first year of employment. Additionally, the Company shall issue to Mr. Mattes, 250,000 shares of restricted common stock. These shares vest in 12 equal monthly installments and have a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilizing a third-party valuation report.  The shares are recognized as compensation expense upon vesting. The Company has recognized $115,168 of compensation expense for the year ended December 31, 2011 in connection with the restricted shares.

In addition, Mr. Mattes was granted 10-year options to purchase a total of 2,354,379 shares of the Company’s common stock at an exercise price equal to $1.00 per share.  Options relating to 60% of such shares are designated as “Employment Options” and options relating to the remaining 40% of the shares are designated as “Performance Options.”   The right to purchase 25% of the shares subject to the Employment Options will vest and become exercisable on April 25, 2012, and thereafter the remaining shares subject to the Employment Options will vest and become exercisable in 24 equal monthly installments.  The right to purchase the shares subject to the Performance Options shall vest and become exercisable, if at all, in three equal annual installments during the Term, subject to the successful achievement of specific performance objectives to be established by the Board.    The Employment Options, Performance Options, and Restricted Shares were awarded to Mr. Mattes pursuant to the Plan. The employment agreement also entitles Mr. Mattes to certain change of control and severance benefits.

On June 22, 2011, the Company entered into an employment agreement with Alexander Zukiwski, M.D., as its Chief Medical Officer, with an effective commencement date of employment beginning on June 22, 2011. The agreement provides for a term of three years, expiring on June 22, 2014, and initial base salary of $375,000. The Employment Agreement further provides that, subject to the successful achievement of specific performance objectives to be established by the Board, Dr. Zukiwski will be eligible to receive an annual performance bonus of up to 50% of his annualized base salary.  The Company has also agreed to reimburse Dr. Zukiwski in an amount up to $200,000 for expenses incurred in connection with the relocation of Dr. Zukiwski’s primary residence to the northern New Jersey area. As of March 20, 2012, Dr. Zukiwski has not relocated to the northern New Jersey area and the Company has not reimbursed him for any moving expenses.

In addition, Dr. Zukiwski was granted 10-year options to purchase a total of 1,750,000 shares of the Company’s common stock at an exercise price equal to $1.00 per share.  Options relating to 50% of such shares are designated as “Employment Options” and options relating to the remaining 50% of the shares are designated as “Performance Options.”  The right to purchase 25% of the shares subject to the Employment Options will vest and become exercisable on June 22, 2012, and thereafter the remaining shares subject to the Employment Options will vest and become exercisable in 24 equal monthly installments.  The right to purchase the shares subject to the Performance Options shall vest and become exercisable, if at all, in three equal annual installments during the Term, subject to the successful achievement of specific performance objectives to be established by the Board. The employment agreement also entitles Dr. Zukiwski to certain change of control and severance benefits.

The Company has entered into various contracts with third parties in connection with the development of the licensed technology described in Note 6.

The aggregate minimum commitment under these contracts as of December 31, 2011 is approximately $1.9 million, all expected to be due during 2012.

In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. Further, the Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The Company’s maximum exposure under these arrangements is unknown as of December 31, 2011. The Company does not anticipate recognizing any significant losses relating to these arrangements.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

On January 4, 2012, J. Chris Houchins, the Chief Operating Officer of the Company resigned his employment with the Company, effective as of January 13, 2012. As a result of Mr. Houchins’ resignation, 539,167 stock options were forfeited.

On February 13, 2012 (the “Effective Date”), the Company, entered into a license agreement (the “License Agreement”) with Invivis Pharmaceuticals, Inc. (“Invivis”), pursuant to which the Company was granted an exclusive, worldwide (except as noted below), royalty-bearing license for the rights to commercialize technologies embodied by a certain patent application and know-how relating to onapristone, an anti-progestin hormone blocker, for all therapeutic uses. Also on February 13, 2012, the Company entered into a services agreement (the “Services Agreement”) with Invivis, pursuant to which Invivis will provide the Company with certain support services relating to the development of onapristone in exchange for a monthly cash payment.

Under the terms of the License Agreement, the Company is required to make a one-time cash payment of $500,000 to Invivis within 30 days of the Effective Date. The License Agreement also requires the Company to make performance-based cash payments to Invivis of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone (including regulatory approval in the United States, the EU and Japan) and to pay Invivis a royalty on net sales of onapristone at a rate in the low-single digits. Pursuant to a separate services agreement, the Company will also pay Invivis a monthly fee for two years for certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services.

Pursuant to the License Agreement, Invivis retains all rights related to the commercialization of onapristone in France, subject to the Company’s right to engage in the clinical development of onapristone and obtain marketing approval of the drug in France. In the event the Company successfully obtains marketing approval of onapristone in France, Invivis shall have the option, within 90 days of such approval, to transfer to the Company all rights related to the commercialization of onapristone in France in exchange for a one-time cash payment.

The License Agreement provides that the Company will indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with (i) the death of or injury to any person or any damage to property; (ii) the production, manufacture, sale, use, lease, consumption or advertisement of onapristone; or (iii) any obligation of the Company under the License Agreement, except for (x) claims that the licensed patent rights infringe third party intellectual property; and (y) claims arising out of the gross negligence or willful misconduct of Invivis, breach of warranty by Invivis, or certain other breaches of the License Agreement by Invivis. The License Agreement will terminate upon the later of (i) the expiration of the last patent relating to onapristone, and (ii) February 13, 2032. Invivis may terminate the License Agreement upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the License Agreement for any reason upon 90 days’ prior written notice.

On January 12, 2012, the Company received a notice from Pitt, from which the Company licensed its rights to AR-67, indicating that the Company was in default under its license agreement for failure to pay a $250,000 annual license fee under the terms of that agreement and providing the Company with 60 days notice to remedy the default. On March 29, 2012, following the Company’s determination not to proceed with further development of AR-67, the parties agreed to terminate the license agreement. The Company is currently working with Pitt to wind down its AR-67 program, and intends to fulfill its ongoing obligations in connection with the completion of the Phase II GBM study.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Use of Estimates

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value and forfeiture rates of stock options issued to employees, directors and consultants, and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

Cash and Cash Equivalents		(b) Cash and Cash Equivalents The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of acquisition to be cash equivalents.
Restricted Cash

(c) Restricted Cash

In October 2008, the Company entered into a non-cancelable five year office lease agreement. In connection with the lease, the Company delivered an irrevocable stand-by and unconditional letter of credit in the amount of approximately $44,000 (or the approximate equivalent of three months’ rent) with the landlord as the beneficiary as a security deposit in case of default or failure to comply with the lease requirements. In order to fund the letter of credit, the Company deposited a compensating balance of approximately $44,000 into an interest bearing certificate of deposit with a financial institution. The Company terminated this lease agreement effective as of December 31, 2011.

Prepaid Expenses

(d) Prepaid Expenses

Prepaid expenses consist of payments made in advance to vendors relating to service contracts for clinical trial development, insurance policies and license fees. These advanced payments are amortized to expense either as services are performed or over the relevant service period using the straight line method.

Property and Equipment

(e) Property and Equipment

Property and equipment consist primarily of furnishings, fixtures, leasehold improvements and computer equipment and are recorded at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, accounts payable, accrued expenses due to related parties, and warrant liability. The carrying amounts of these instruments reasonably approximate their fair values due to their short-term maturities.

Warrant Liability

Warrant Liability

The Company accounts for the warrants issued in connection with the September 2010 Purchase Agreement (see Note 7) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

(g) Warrant Liability

The Company accounts for the warrants issued in connection with the September 2010 Purchase Agreement (see Note 10) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

Concentration of Credit Risk

(h) Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

Research and Development

Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated office, insurance, depreciation, and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

(i) Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated executive, human resources and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

Stock-Based Compensation

(j) Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Share-based compensation is recognized only for those awards that are ultimately expected to vest.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

Loss per Common Share

(k) Loss per Common Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
		2011			2010
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(7,909,113)			$(4,023,026)
Less: Preferred stock dividends	(81,651)			(237,423)

Basic and Diluted EPS
Loss available to common stockholders	$(7,990,764)	34,514,594	$(0.23)	$(4,260,449)	20,412,024	$(0.21)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	December 31, 2011	December 31, 2010
Options to purchase common stock	–	129,532

For the year ended December 31, 2011 and 2010, 15,817,737 and 24,333,650 shares of Convertible Preferred Stock, warrants and options have been excluded from the computation of potentially dilutive securities, respectively, as their conversion and/or exercise prices are greater than the fair market price per common share as of December 31, 2011 and 2010, respectively.

Comprehensive Loss		(l) Comprehensive Loss The Company has no components of other comprehensive loss other than its net loss, and accordingly, comprehensive loss is equal to net loss for all periods presented.
Income Taxes

(m) Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2011 and 2010 respectively. In addition, the Company had no amounts accrued for interest and penalties as of December 31, 2011 and 2010, respectively.

Recently Issued Accounting Pronouncements

(n) Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued additional guidance relating to fair value measurement and disclosure requirements. For fair value measurements categorized in Level 3 of the fair value hierarchy, the new guidance requires (1) disclosure of quantitative information about unobservable inputs; (2) a description of the valuation processes used by the entity; and (3) a qualitative discussion about the sensitivity of the fair value measurements to changes in unobservable inputs and interrelationships between those unobservable inputs, if any. Entities must report the level in the fair value hierarchy of assets and liabilities that are not recorded at fair value in the statement of financial position but for which fair value is disclosed. The new requirements clarify that the concepts of highest and best use and valuation premise only apply to measuring fair value of nonfinancial assets. The new requirements also specify that in the absence of a Level 1 input, a reporting entity should incorporate a premium or discount in a fair value measurement if a market participant would take into account such an input in pricing an asset or liability. Additionally, the new guidance introduces an option to measure certain financial assets and financial liabilities with offsetting positions on a net basis if certain criteria are met. For public entities, these new requirements become effective for interim and annual periods beginning on or after December 15, 2011. These requirements are applicable to our fiscal year beginning January 1, 2012. Management does not expect this new guidance to have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment

Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Basic and Diluted Loss Per Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
		2012			2011			2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,014,640)			$(1,757,997)			$(5,858,578)			$(5,810,148)
Less: Preferred stock dividends	-			-			-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(3,014,640)	36,334,942	$(0.08)	$(1,757,997)	36,255,098	$(0.05)	$(5,858,578)	36,315,453	$(0.16)	$(5,891,799)	33,923,120	$(0.17)

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
		2011			2010
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(7,909,113)			$(4,023,026)
Less: Preferred stock dividends	(81,651)			(237,423)

Basic and Diluted EPS
Loss available to common stockholders	$(7,990,764)	34,514,594	$(0.23)	$(4,260,449)	20,412,024	$(0.21)

Potentially Dilutive Securities	Potentially dilutive securities include:
	September 30, 2012	September 30, 2011
Options to purchase common stock	-	129,532
Potentially dilutive securities include:
	December 31, 2011	December 31, 2010
Options to purchase common stock	–	129,532

Basic and Diluted Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basic and Diluted Loss Per Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
		2012			2011			2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,014,640)			$(1,757,997)			$(5,858,578)			$(5,810,148)
Less: Preferred stock dividends	-			-			-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(3,014,640)	36,334,942	$(0.08)	$(1,757,997)	36,255,098	$(0.05)	$(5,858,578)	36,315,453	$(0.16)	$(5,891,799)	33,923,120	$(0.17)

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
		2011			2010
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(7,909,113)			$(4,023,026)
Less: Preferred stock dividends	(81,651)			(237,423)

Basic and Diluted EPS
Loss available to common stockholders	$(7,990,764)	34,514,594	$(0.23)	$(4,260,449)	20,412,024	$(0.21)

Potentially Dilutive Securities	Potentially dilutive securities include:
	September 30, 2012	September 30, 2011
Options to purchase common stock	-	129,532
Potentially dilutive securities include:
	December 31, 2011	December 31, 2010
Options to purchase common stock	–	129,532

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Computer equipment and software	$17,721	$8,537
Office furniture and equipment	52,242	46,861
Leasehold improvements	8,449	7,206
Total property and equipment	78,412	62,604
Accumulated depreciation	(39,739)	(32,591)
Total property and equipment, net	$38,673	$30,013

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accrued Liabilities

Accrued liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued compensation and related benefits	$272,342	$103,217
Accrued research and development expense	915,699	868,000
Accrued other expense	–	383,750

Total accrued liabilities	$1,188,041	$1,354,967

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis

The Company has determined the fair value of certain liabilities using the market approach: the following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of September 30, 2012:

Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	September 30, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability	$1,599,493	$-	$-	$1,599,493

The Company has determined the fair value of certain liabilities using the market approach: the following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2011:

Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability	$3,705,472	$-	$-	$3,705,472

Summary of Changes in Fair Value of Liabilities

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at September 30, 2012:

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)

Warrant Liability

Balance at January 1, 2012	$(3,705,472)

Purchases, sales and settlements
Warrants issued	-

Total gains or losses
Unrealized depreciation	2,105,979

Balance at September 30, 2012	$(1,599,493)

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	–
Total gains or losses:
Unrealized appreciation	(284,692)
Balance at December 31, 2011	$(3,705,472)

Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Summary of All Outstanding Warrants to Purchase Shares of Common Stock

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of September 30, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted- Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$1.00	$1.00	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$1.15	$1.15	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
	9,189,182		$1.19		-	9,189,182

Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model

The following assumptions were used for the three and nine months ended September 30, 2011:

	Three Months Ended	Nine Months Ended
	September 30, 2011	September 30, 2011
Expected volatility	87%	86 - 87%
Expected term	10 years	6 - 10 years
Dividend yield	0%	0%
Risk-free interest rate	1.5%	1.5 - 2.0%
Stock price	$0.71	$0.69 - $0.72
Forfeiture rate	0.0%	0.0%

The following assumptions were used for the years ended December 31, 2011 and 2010:

	2011	2010
Expected Volatility	87%	73-87%
Expected Term	5-10 years	5-10 years
Dividend yield	0.0%	0.0%
Risk-free interest rate	1.5-2.0%	1.0-1.6%
Stock price	$0.69 - $0.72	$0.53 - $1.00
Forfeiture rate	0.0%	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding

A summary of the status of the options issued under the Plan at September 30, 2012, and information with respect to the changes in options outstanding is as follows:

	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2012	51,601	6,628,555	$1.09
Options granted under the Plan	-	-
Options exercised	-	-
Options forfeited	849,689	(849,689)	$1.00
Balance at September 30, 2012	901,290	5,778,866	$1.11	$-

Exercisable at September 30, 2012		2,652,636	$1.23	$-

A summary of the status of the options issued under the Plan as of December 31, 2011, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2010	1,057,414	1,913,241	$1.71
Options granted under the Plan	(440,000)	440,000	$1.00
Options exercised	-	-	$-
Options forfeited	459,938	(459,938)	$2.72
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$-
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.09	$-

Exercisable at December 31, 2011		1,991,804	$1.31	$-

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at September 30, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	8.0	$1.00	2,261,903	$1.00
$2.42	299,066	3.7	$2.42	299,066	$2.42
$3.00	91,667	1.5	$3.00	91,667	$3.00
Total	5,778,866	7.8	$1.11	2,652,636	$1.23

The following table summarizes information about stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	6,237,822	8.8	$1.00	1,601,071	$1.00
$2.42	299,066	4.2	$2.42	299,066	$2.42
$3.00	91,667	2.3	$3.00	91,667	$3.00
Total	6,628,555	8.6	$1.09	1,991,804	$1.31

Stock-Based Compensation Costs

Stock-based compensation costs under the Plan for the three and nine months ended September 30, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through September 30, 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,		Period from August 1, 2005 (inception)
	2012	2011	2012	2011	through September 30, 2012

Research and development	$84,957	$56,500	$197,771	$125,100	$1,601,548
General and administrative	96,600	141,688	345,383	308,730	1,890,010

Total	$181,557	$198,188	$543,154	$433,830	$3,491,558

Stock-based compensation costs for the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, are as follows:

	Year Ended December 31,		Period from August 1, 2005 (inception) through
	2011	2010	December 31, 2011
General and administrative	$449,652	$118,383	$1,544,627
Research and development	372,800	130,903	1,403,777
Total	$822,452	$249,286	$2,948,404

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2011 are as follows:
2012	$59,708
2013	69,981
2014	71,816
2015	8,734

Total future minimum lease payments	$210,239

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Significant components of net deferred tax assets

Significant components of the Company’s net deferred tax assets at December 31, 2011 and 2010 are shown below.

	For Years Ended December 31,
	2011	2010
Non-current deferred tax assets
Research tax credit	$1,631,000	$1,484,000
Net operating loss carry forwards	11,720,000	8,996,000
Stock based compensation	848,000	767,000
Total deferred tax assets	14,199,000	11,247,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(8,000)
Total net deferred tax assets	14,189,000	11,239,000
Valuation allowance	(14,189,000)	(11,239,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2011 and 2010 are as follows:

	2011		2010
	Amount	Rate	Amount	Rate

Federal tax	$(2,689,000)	34.0%	$(1,368,000)	34.0%
State tax	(390,000)	5.9%	(237,000)	5.9%
R&D Credit	(15,000)	7.7%	(308,000)	7.7%
Valuation allowance	3,446,000	(47.6)%	1,913,000	(47.6)%
Net	$-	-	$-	-

Description of Business - Additional Information (Detail) (Laurier International Inc)	Jun. 03, 2008
Laurier International Inc
Organization and Nature of Operations [Line Items]
Percentage of outstanding common stock collectively held by former stockholders of Old Arno	95.00%

Liquidity and Capital Resources - Additional Information (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 593,632	$ 6,678,344	$ 8,524,812	$ 13,528,444	$ 3,087,299
Current liabilities	3,295,533	1,963,309		1,993,375
Working capital	2,400,000
Deficit accumulated during the development stage	$ 41,371,578	$ 35,513,000		$ 27,603,887

The Merger and Basis of Presentation - Additional information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 02, 2008	Jun. 30, 2008	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Feb. 28, 2007	Jun. 02, 2008 Old Arno	Dec. 31, 2011 Old Arno	Jun. 03, 2008 Old Arno	Dec. 31, 2011 Laurier International Inc	Jun. 03, 2008 Laurier International Inc
Mergers Acquisitions and Dispositions Disclosures [Line Items]
Merger completion date			Jun 3, 2008
Shares issuable prior to merger ratio								$ 1.99377	$ 1.99377
Shares issued in merger								1,611,760		19,291,824
Common stock issued prior to merger			36,304,942	36,334,942	20,412,024						1,100,200
Common stock outstanding prior to merger			36,304,942	36,334,942	20,412,024						1,100,200
Ownership interest									95.00%
Gross proceeds private placement							$ 17,732,000
Number of common stock sold to selected accredited investor							3,691,900
Number of shares issued in business combination	7,360,700		7,360,700
Notes interest rate						6.00%		6.00%
Number of shares issued on conversion of 6% notes		1,962,338						984,246
Number of securities called by warrants			196,189	9,189,182				98,409
Per share exercise price of warrant			2.42					4.83
Shares issued for converted debt shares			1,962,338
Warrant expiration term			5 years
Accumulated deficit	$ 120,538

Summary of Significant Accounting Policies - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Oct. 31, 2008
Summary Of Significant Accounting Policies [Line Items]
Deficit accumulated during the development stage	$ 35,513,000	$ 27,603,887	$ 41,371,578
Irrevocable Stand-By and Unconditional Letter Of Credit				44,000
Certificate Of Deposit	$ 44,000
Convertible preferred stock, warrants and options have been excluded from the computation of potentially dilutive securities	15,817,737	24,333,650

Straight - Line Method over the Remaining Lease Term or the Life of the Asset (Detail)	12 Months Ended
Dec. 31, 2011
Leasehold Improvements
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Office Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Office Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years

Basic and Diluted Loss Per Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					17 Months Ended	77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Earnings Per Share Disclosure [Line Items]
Net loss	$ (3,014,640)	$ (1,757,997)	$ (5,858,578)	$ (5,810,148)	$ (7,909,113)	$ (4,023,026)	$ (6,936,705)	$ (12,913,566)	$ (3,359,697)	$ (370,893)	$ (35,513,000)	$ (41,371,578)
Less: Preferred stock dividends				(81,651)	(81,651)	(237,423)
Basic and Diluted EPS Loss available to common stockholders	$ (3,014,640)	$ (1,757,997)	$ (5,858,578)	$ (5,891,799)	$ (7,990,764)	$ (4,260,449)
Weighted-average shares outstanding -basic and diluted	36,334,942	36,255,098	36,315,453	33,923,120	34,514,594	20,412,024
Net loss per share - basic and diluted	$ (0.08)	$ (0.05)	$ (0.16)	$ (0.17)	$ (0.23)	$ (0.21)

Potentially Dilutive Securities (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock	14,968,048	15,867,581		129,532
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock		129,532

Basic and Diluted Loss Per Share - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Warrants and options excluded from the computation of potentially dilutive securities	14,968,048	15,867,581		129,532

Property and Equipment (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Computer equipment and software		$ 17,721	$ 8,537
Office furniture and equipment		52,242	46,861
Leasehold improvements		8,449	7,206
Total property and equipment		78,412	62,604
Accumulated depreciation		(39,739)	(32,591)
Total property and equipment, net	$ 28,261	$ 38,673	$ 30,013

Property and Equipment - Additional information (Detail) (USD $)	9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 10,412	$ 8,335	$ 11,677	$ 11,554	$ 101,144	$ 111,556

Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended
	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Sep. 30, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2011 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Sep. 30, 2012 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2011 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 License Agreement Ohio State University Research Foundation	Dec. 31, 2008 AR-42 License Agreement Ohio State University Research Foundation	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh	Sep. 30, 2012 AR-67 License Agreement University Of Pittsburgh	Jan. 12, 2012 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2011 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh Third And Fourth Anniversaries	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh Fifth And Sixth Anniversaries	Dec. 31, 2011 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement	$ 500,000					$ 450,000			$ 350,000
Aggregate potential milestone payments	15,100,000				200,000		6,100,000	5,100,000
License agreement termination date		2032-02-13	2032-02-13
Written notice period for termination of license agreement if breach is not cured		90 days	90 days	90 days	90 days
Prior written notice period for termination of license agreement by the company for any reason		90 days	90 days	90 days	90 days
Potential milestone payments, due after market approval							5,000,000	4,000,000
License agreement expiration date				20 years	20 years
Annual license fees											250,000		200,000	250,000		350,000
Notice period											60 days
Outstanding license fees										250,000		250,000
Reimbursed Of Past Patent Expenses															$ 373,000

Accrued Liabilities(Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation and related benefits	$ 272,342	$ 103,217
Accrued research and development expense	915,699	868,000
Accrued other expense		383,750
Accrued expenses and other current liabilities	$ 1,188,041	$ 1,354,967	$ 1,077,836

Convertible Notes Payable - Additional information (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		77 Months Ended	86 Months Ended
	Jun. 30, 2008	Feb. 28, 2007	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Convertible Long Term Notes Payable [Line Items]
Notes interest rate		6.00%
Proceeds from issuance of convertible notes payable		$ 3,967,000					$ 3,967,000	$ 3,967,000
Conversion of notes payable and interest to common stock	4,278,518						4,278,518	4,278,518
Number of shares issued on conversion of 6% notes	1,962,338
Debt Instrument, Convertible, Conversion Price	$ 2.42
Share Price Percentage	90.00%
Note discount arising from beneficial conversion feature	475,391						475,391	475,391
Debt Conversion, Converted Instrument, Warrants or Options Issued	196,189
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 348,000
Risk-free interest rates			1.50%
Dividend yield			0.00%	0.00%	0.00%	0.00%
Expected Volatility			87.00%		87.00%
Expected Term			10 years
Warrant [Member]
Convertible Long Term Notes Payable [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 2.42
Risk-free interest rates	3.41%				0.83%
Dividend yield	0.00%
Expected Volatility	94.30%				120.00%
Expected Term	5 years				4 years

Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Sep. 30, 2012	Dec. 31, 2011
Liabilities
Warrant liability	$ 1,599,493	$ 3,705,472
Significant Unobservable Inputs (Level 3)
Liabilities
Warrant liability	$ 1,599,493	$ 3,705,472

Summary of Changes in Fair Value of Liabilities (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liability
Beginning Balance	$ (3,705,472)	$ (3,420,780)
Purchases, sales and settlements
Warrants issued
Total gains or losses
Unrealized depreciation	2,105,979	(284,692)
Ending Balance	$ (1,599,493)	$ (3,705,472)

Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		17 Months Ended	77 Months Ended	86 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended		9 Months Ended	86 Months Ended	1 Months Ended			1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 09, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2008 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Feb. 09, 2011 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Apr. 25, 2011 2005 Stock Option Plan	Dec. 31, 2011 2005 Stock Option Plan	Aug. 11, 2010 Before Amendment	Aug. 11, 2010 After Amendment	Jun. 27, 2012 Financial Advisory	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Placement Warrants	Apr. 25, 2012 Chief Executive Officer	Apr. 25, 2011 Chief Executive Officer	Sep. 30, 2012 Chief Executive Officer	Sep. 30, 2012 Chief Executive Officer	Feb. 09, 2011 PREFERRED STOCK	Feb. 09, 2011 COMMON STOCK	Sep. 03, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants	Sep. 03, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement	Dec. 31, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement	Dec. 31, 2011 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class A Warrants	Dec. 31, 2011 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class B Warrants	Nov. 15, 2010 Maximum	Sep. 30, 2011 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum
Stockholders Equity Note [Line Items]
Combination (reverse split) ratio of common stock authorized by board																																				0.125
Stock issued in conversion of convertible securities																											15,274,000	15,274,000
Accrued dividends on the Series A Convertible Preferred Stock satisfied by issuing an additional shares of common stock	$ 319,074													$ 319,074
Additional shares of common stock issued	319,074
Restricted common stock issued																250,000								250,000
Number of monthly installments over which shares vest																								12
Total fair value of restricted common stock issued																								172,750
Fair value per share of restricted common stock issued																								$ 0.69
Compensation expense related to restricted shares																									57,584	172,752
Number of restricted shares vested																							250,000
Issuance of common stock, shares																				30,000
Issuance of common stock, value																				28,500
Issuance of common stock, per share								$ 0.0001												$ 0.95
Common stock, shares issued		36,334,942		36,334,942		36,304,942	20,412,024		36,304,942	36,334,942
Common stock, shares outstanding		36,334,942		36,334,942		36,304,942	20,412,024		36,304,942	36,334,942
Preferred stock, shares authorized		35,000,000		35,000,000		35,000,000	35,000,000		35,000,000	35,000,000								10,000,000	35,000,000
Common stock reserved for issuance of options outstanding						15,817,737
Common stock reserved for issuance of warrants						15,817,737
Par value per share of stock issued																														$ 0.0001
Preferred shares sold under private placement																														15,274,000
Price per share of stock issued																														$ 1
Warrants issued to purchase Company's shares		9,189,182		9,189,182		196,189			196,189	9,189,182																			1,056,930			1,221,920	1,221,920	6,415,080	6,415,080
Exercise price of warrants						2.42			2.42																							1	1	1.15	1.15
Term of warrants																																2 years 6 months	2 years 6 months	5 years	5 years
Proceeds from sale of shares and warrants																					15,300,000
Annual per share cumulative dividend, percentage																															5.00%
Common stock conversion price, per share																															$ 1
Issuance costs related to financing																					1,800,000
Non cash issuance costs related to financing																					500,000
Purchase price per share, percentage																						110.00%
Warrant liability		1,599,493		1,599,493		3,705,472	3,420,780		3,705,472	1,599,493		3,800,000	3,400,000
Stock option vesting period																12 months
Grant of restricted shares						115,168										172,750
Restricted Shares Issued Price																$ 0.69
Stock-based compensation costs		181,557	198,188	543,154	433,830	822,452	249,286		2,948,404	3,491,558							115,168
Conversion of Stock, Shares Issued	15,274,000
Conversion of Stock, Shares Converted														15,274,000
Issuance of stock dividend in connection with conversion of preferred stock	319,074													319,074
Issuance of stock dividend in connection with conversion of preferred stock (in shares)	319,074
Shares of common stock reserved for issuance under 2005 Plan						4,009,345			4,009,345
Dividends, Preferred Stock															$ 237,423
Preferred Stock, Liquidation Preference Per Share						$ 1			$ 1
Stock issued in conversion of convertible securities (in shares)																											15,274,000	15,274,000
Expected Term			10 years								5 years	4 years																									10 years	10 years	10 years
Expected Volatility			87.00%			87.00%					94.30%	120.00%
Risk-free interest rates			1.50%								3.41%	0.83%

Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Warrants Issued	9,189,182	196,189
Exercise Price		2.42
Weighted- Average Exercise Price	1.19	1.19
Exercised
Warrants Outstanding	9,189,182	9,189,182
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Jan 2, 2008	Jan 2, 2008
Warrants Issued	299,063	299,063
Exercise Price	2.42	2.42
Weighted- Average Exercise Price	2.42	2.42
Expiration Date	Jan 2, 2013	Jan 2, 2013
Exercised
Warrants Outstanding	299,063	299,063
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Jun 2, 2008	Jun 2, 2008
Warrants Issued	196,189	196,189
Exercise Price	2.42	2.42
Weighted- Average Exercise Price	2.42	2.42
Expiration Date	Jun 2, 2013	Feb 6, 2013
Exercised
Warrants Outstanding	196,189	196,189
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Sep 3, 2010	Sep 3, 2010
Warrants Issued	1,221,920	1,221,920
Exercise Price	1	1
Weighted- Average Exercise Price	1	1
Expiration Date	Mar 3, 2013	Mar 3, 2013
Exercised
Warrants Outstanding	1,221,920	1,221,920
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Sep 3, 2010	Sep 3, 2010
Warrants Issued	6,415,080	6,415,080
Exercise Price	1.15	1.15
Weighted- Average Exercise Price	1.15	1.15
Expiration Date	Sep 3, 2015	Sep 3, 2015
Exercised
Warrants Outstanding	6,415,080	6,415,080
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Sep 3, 2010	Sep 3, 2010
Warrants Issued	1,056,930	1,056,930
Exercise Price	1.1	1.1
Weighted- Average Exercise Price	1.1	1.1
Expiration Date	Sep 3, 2015	Sep 3, 2015
Exercised
Warrants Outstanding	1,056,930	1,056,930

Stock Option Plan - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Employees and Consultants [Member]	Dec. 31, 2011 New President and Chief Executive Officer [Member]	Dec. 31, 2010 Board Of Directors [Member]	Dec. 31, 2011 New Chief Medical Officer [Member]	Sep. 30, 2011 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2011 Maximum Employees and Consultants [Member]	Sep. 30, 2011 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Minimum Employees and Consultants [Member]	Sep. 30, 2012 2005 Plan	Sep. 30, 2011 2005 Plan	Sep. 30, 2012 2005 Plan	Sep. 30, 2011 2005 Plan	Dec. 31, 2011 2005 Plan	Dec. 31, 2010 2005 Plan	Dec. 31, 2011 2005 Plan	Sep. 30, 2012 2005 Plan	Apr. 25, 2011 2005 Plan	Jun. 03, 2008 2005 Plan	Sep. 30, 2012 2005 Plan Maximum Y	Dec. 31, 2011 2005 Plan Maximum Y	Sep. 30, 2012 2005 Plan Minimum	Dec. 31, 2011 2005 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan			4,009,345																							7,000,000	2,990,655
Term of stock options granted under 2005 Plan (in years)																												10	10
Stock option vesting period																												4 years	4 years	3 years	3 years
Shares available for future grants and awards under plan		901,290	51,601	1,077,352	1,057,414													901,290		901,290					901,290
Fair value of options vested under 2005 Plan																		$ 117,228	$ 104,186	$ 446,897	$ 230,929	$ 276,985	$ 304,468	$ 2,188,342	$ 2,801,762
Total unrecognized estimated compensation cost related to stock options																		$ 1,470,862		$ 1,470,862		$ 2,375,630		$ 2,375,630	$ 1,470,862
Total unrecognized estimated compensation cost related to stock options, recognition period																				8 months 12 days		2 years 6 months
Options granted under the Plan			(5,054,317)	(440,000)		5,054,317	2,354,379	440,000	1,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price							$ 1	$ 1	$ 1				$ 2.42				$ 1
Expected Term	10 years					10 years		10 years		10 years	10 years	10 years		6 years	5 years	5 years

Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	87.00%		87.00%
Expected volatility, minimum		86.00%		73.00%
Expected volatility, maximum		87.00%		87.00%
Expected Term	10 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rates	1.50%
Risk-free interest rates, minimum		1.50%	1.50%	1.00%
Risk-free interest rates, maximum		2.00%	2.00%	1.60%
Stock price	$ 0.71	$ 0.71
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		6 years	5 years	5 years
Stock price	$ 0.69	$ 0.69	0.69	0.53
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		10 years	10 years	10 years
Stock price	$ 0.72	$ 0.72	0.72	1

Summary of Status of Options Issued And Changes in Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares Available for Grant
Beggining Balance	51,601	1,077,352	1,057,414
Shares authorized for issuance		4,009,345
Options granted under the Plan		(5,054,317)	(440,000)
Restricted stock granted under the Plan		(250,000)
Options exercised
Options forfeited	849,689	269,221	459,938
Ending Balance	901,290	51,601	1,077,352
Outstanding Stock Options
Beggining Balance	6,628,555	1,893,303	1,913,241
Options granted under the Plan		5,054,317	440,000
Options exercised		(49,844)
Options forfeited	(849,689)	(269,221)	(459,938)
Balance at September 30, 2012	5,778,866	6,628,555	1,893,303
Exercisable at September 30, 2012	2,652,636	1,991,804
Options Outstanding Weighted-Average Exercise Price
Beggining Balance	$ 1.09	$ 1.36	$ 1.71
Options granted under the Plan		$ 1.03	$ 1
Options exercised
Options forfeited	$ 1	$ 1.53	$ 2.72
Balance at September 30, 2012	$ 1.11	$ 1.09	$ 1.36
Exercisable at September 30, 2012	$ 1.23	$ 1.31
Options Outstanding Aggregate Intrinsic Value
Balance at September 30, 2012
Exercisable at September 30, 2012

Summary of Information about Stock Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	5,778,866	6,628,555	1,893,303	1,913,241
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 9 months 18 days	8 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.11	$ 1.09	$ 1.36	$ 1.71
Options Exercisable, Total Shares	2,652,636	1,991,804
Options Exercisable, Weighted- Average Exercise Price	$ 1.23	$ 1.31
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 1	$ 1
Options Outstanding, Shares	5,388,133	6,237,822
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years	8 years 9 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 1	$ 1
Options Exercisable, Total Shares	2,261,903	1,601,071
Options Exercisable, Weighted- Average Exercise Price	$ 1	$ 1
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.42	$ 2.42
Options Outstanding, Shares	299,066	299,066
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	3 years 8 months 12 days	4 years 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.42	$ 2.42
Options Exercisable, Total Shares	299,066	299,066
Options Exercisable, Weighted- Average Exercise Price	$ 2.42	$ 2.42
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 3	$ 3
Options Outstanding, Shares	91,667	91,667
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	1 year 6 months	2 years 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 3	$ 3
Options Exercisable, Total Shares	91,667	91,667
Options Exercisable, Weighted- Average Exercise Price	$ 3	$ 3

Stock-Based Compensation Costs (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 181,557	$ 198,188	$ 543,154	$ 433,830	$ 822,452	$ 249,286	$ 2,948,404	$ 3,491,558
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	84,957	56,500	197,771	125,100	372,800	130,903	1,403,777	1,601,548
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 96,600	$ 141,688	$ 345,383	$ 308,730	$ 449,652	$ 118,383	$ 1,544,627	$ 1,890,010

Related Parties - Additional Information (Detail) (USD $)	12 Months Ended		77 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2011 Two River Consulting Llc	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2011 Two River Consulting Llc	Dec. 31, 2011 Two River Consulting Llc	Dec. 31, 2010 Two River Consulting Llc	Dec. 31, 2011 Two River Consulting Llc	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2010 Riverbank	Jun. 08, 2008 Riverbank	Sep. 30, 2010 Riverbank Series A Preferred Stock
Related Party Transaction [Line Items]
Initial amount of monthly service fee							$ 55,000
Service fee							199,631
Average monthly payment for services rendered							22,181
Total cash services and reimbursed expenses	655,923	765,424	1,803,765		76,240	158,366	247,369	565,575	0	0	206,039	2,051,134
Amount payable to TRC	84,756	69,298	84,756	24,658	24,658		24,658					24,658
Private placement fee													789,880
Warrants issues to placement agents in connection with private placement and for services															664,880
Preferred stock initial exercise price	2.42		2.42												1.1
Warrant issued, expiration period															5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	(250,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value									480,400
Non Accountable Expense Allowance														$ 100,000

Pension Plan - Additional information (Detail) (USD $)	0 Months Ended	12 Months Ended		77 Months Ended
	Oct. 01, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	3.00%
Pension Contributions		$ 0	$ 0	$ 16,064

IncomeTaxes - Additional Infornation (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended
	Jan. 20, 2012	Nov. 10, 2010	Dec. 31, 2011	Dec. 31, 2010	Oct. 29, 2010 IRS Qualifying Therapeutic Discovery Project Program	Oct. 29, 2010 AR-12, AR-42 and AR-67 development programs
Income Tax Disclosure [Line Items]
Federal tax net operating loss carry-forwards			$ 26,200,000
Operating loss carryforwards, expiration dates			2026
Valuation allowance			(14,189,000)	(11,239,000)
Valuation allowance,change in amount			3,000,000
Proceeds from operating activities	322,016
Other tax carryforward, deferred tax asset				4,000,000
Income tax reconciliation, tax credits					733,000
Income tax reconciliation, tax credits, Research		$ 733,438	$ (15,000)	$ (308,000)		$ 244,000

Significant components of net deferred tax assets (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2011	Dec. 31, 2010
Non-current deferred tax assets
Research tax credit, Amount	$ 733,438	$ (15,000)	$ (308,000)
Net operating loss carry forwards		11,720,000	8,996,000
Stock based compensation		848,000	767,000
Total deferred tax assets		14,199,000	11,247,000
Non-current deferred tax liability
Depreciation and amortization		(10,000)	(8,000)
Total net deferred tax assets		14,189,000	11,239,000
Valuation allowance		(14,189,000)	(11,239,000)
Net deferred tax assets

Reconciliation of the statutory tax rates and the effective tax rates (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax, Amount		$ (2,689,000)	$ (1,368,000)
State tax, Amount		(390,000)	(237,000)
R&D Credit, Amount	733,438	(15,000)	(308,000)
Valuation allowance, Amount		3,446,000	1,913,000
Net, Amount
Federal tax, Rate		34.00%	34.00%
State tax, Rate		5.90%	5.90%
R&D Credit, Rate		7.70%	7.70%
Valuation allowance, Rate		(47.60%)	(47.60%)
Net, Rate

Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Apr. 21, 2011 Glenn Mattes [Member]	Jun. 22, 2011 Alexander Zukiwski, M.D [Member]	Dec. 31, 2011 Flemington Lease	Aug. 04, 2011 Flemington Lease sqft	Apr. 21, 2011 Scenario, Forecast [Member] Glenn Mattes [Member]	Jun. 22, 2011 Scenario, Forecast [Member] Alexander Zukiwski, M.D [Member]
Commitments and Contingencies Disclosure [Line Items]
Lease cancellation fee	$ 53,641
Area of land													4,168
Security deposit		10,455		10,455		10,455		10,455	10,455				10,455
Aggregate minimum future payments under the Flemington Lease						1,900,000		1,900,000				277,311
Rent expense												7,351
Initial base salary										100,000	375,000
Increase (Decrease) in accrued salaries														350,000
Annual target performance bonus percentage on base salary														50.00%	50.00%
Annual target performance bonus maximum limit														175,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)				7 years 9 months 18 days		8 years 7 months 6 days				10 years	10 years
Share based compensation, options granted,to purchase number of common stock										2,354,379	1,750,000
Share based compensation, options granted, exercise price per share						$ 1.03	$ 1			$ 1	$ 1
Share based compensation by share based payment award options and exercisable vesting percentage										25.00%	25.00%
Share based compensation by share based payment award options vesting and exercisable date										Apr 25, 2012
Share based compensation by share based payment award options remaining vesting and exercisable period										24 equal monthly installments	24 equal monthly installments
Other labor-related expenses											200,000
Stock Issued During Period Additional Shares Restricted Stock										250,000
Total fair value of restricted common stock issued										172,750
Fair value per share of restricted common stock issued										$ 0.69
Stock-based compensation costs		$ 181,557	$ 198,188	$ 543,154	$ 433,830	$ 822,452	$ 249,286	$ 2,948,404	$ 3,491,558	$ 115,168

Future minimum lease payments under operating leases (Detail) (USD $)	Dec. 31, 2011
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	$ 59,708
2013	69,981
2014	71,816
2015	8,734
Total future minimum lease payments	$ 210,239

Subsequent Events - Additional information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 13, 2012 Invivis Pharmaceuticals, Inc Onapristone License Agreement	Dec. 31, 2006 University Of Pittsburgh AR-67 License Agreement	Jan. 12, 2012 University Of Pittsburgh AR-67 License Agreement	Feb. 13, 2012 Subsequent Event [Member] Invivis Pharmaceuticals, Inc Onapristone License Agreement	Jan. 12, 2012 Subsequent Event [Member] University Of Pittsburgh AR-67 License Agreement	Jan. 04, 2012 J.Chris Houchins Subsequent Event [Member]
Subsequent Event [Line Items]
Options forfeited	849,689	269,221	459,938						539,167
Cash paid under license agreement				$ 500,000	$ 350,000		$ 500,000
Aggregate potential milestone payments				15,100,000			15,100,000
Annual license fees						$ 250,000		$ 250,000